UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	December 31, 2015

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Annual Report

DECEMBER 31, 2015

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Expense Examples	11
Portfolio of Investments:
Money Market	14
Limited Duration	17
Income Plus	25
European Equity	36
Multi Cap Growth	39
Financial Statements:
Statements of Assets and Liabilities	44
Statements of Operations	46
Statements of Changes in Net Assets	48
Notes to Financial Statements	52
Financial Highlights	84
Report of Independent Registered Public Accounting Firm	90
Trustee and Officer Information	91
Federal Tax Notice	97

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited)

Dear Shareholder:

In 2015, investors began to reckon with implications of a less-dominant Chinese economy and the end of the U.S.'s era of zero interest rates. Commodity prices remained in a rout, emerging market economies came under severe stress, default fears spread across energy and materials companies and corporate profit growth shrank. Meanwhile, as the U.S. prepared for tightening monetary conditions, policy makers in Europe, Japan and China tried to prop up their economies through monetary easing and other stimulus measures. Reflecting the uncertainties of this environment, the investment landscape turned more volatile in the past year. Gains across many asset classes became more elusive amid subdued global demand and muted expectations.

Domestic and International Equity Overview

Global equity markets posted a flat return for the 12-month period. A backdrop of weak global economic growth, intensifying concerns about China's slowdown, shifting sentiment about central bank policies and a sustained decline in commodity prices weighed on the markets throughout the year.

The U.S. stock market also ended the period at nearly the same level where it started. U.S. economic data were mixed throughout 2015, with the overall recovery maintaining its modest pace. The jobs market improved markedly during the period, aiding the Fed's decision to raise its main policy interest rate at its December meeting. The move was perceived as a vote of confidence on the health of the economy. Yet, a number of headwinds slowed corporate earnings growth during the period, including falling commodity prices, the U.S. dollar's appreciation and lackluster consumer spending. In this environment, a narrow group of large-cap companies generated most of the broad market's return.

2015 was an interesting and challenging year for Europe. From a macroeconomic perspective, the year was dominated by several themes: the Swiss National Bank's surprise scrapping of the franc's peg to the euro; the sustained correction in commodity, and especially energy, prices; the crisis in emerging markets and the Chinese economic slowdown; the uncertainty around U.S. monetary policy and Greece's ongoing solvency issues. Against this backdrop, Europe's equity markets were marked with high levels of volatility and considerable sector rotation in 2015. For the reporting period as a whole, the best-performing industries in the Index were software and services, consumer services and pharmaceuticals. On the contrary, energy, food and staples retailing, and materials were among the Index's worst-performing industries for this period.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

Fixed Income Overview

Like their equity counterparts, major bond indexes hardly moved during the period. Also like equities, despite their flat return, bonds also exhibited volatility as investors awaited the Fed's rate hike, the European Central Bank embarked on its own bond-buying program to ease financial conditions and potentially boost European economies, geopolitical events stoked uncertainty and commodity prices fell.

Treasury yields rose over the period but exhibited significant volatility along the way. For example, the yield on the 10-year U.S. Treasury note increased by 10 basis points from 2.17% at the beginning of the period to 2.27% at period-end, but during the year reached a low of 1.64% and a high of 2.48%.i

In the global credit markets, investment grade and high yield bonds faced several headwinds, including falling commodity prices, a slowdown in key emerging market countries, geopolitical concerns, increasing merger and acquisition activity, and record new issuance. These factors contributed to investment grade credit generating particularly poor excess returns for a non-recessionary period. For the year, U.S. investment grade spreads were 34 basis points wider relative to Treasuries, and U.S. high yield spreads widened by 188 basis points. The majority of this underperformance came in the latter half of the year, driven in part by the continued weakness in commodity prices. Commodity-related sectors such as energy and metals and mining were noteworthy underperformers as a result.

Overall, the agency mortgage-backed securities (MBS) sector was one of the best-performing sectors in 2015 as the Barclays U.S. Mortgage Backed Securities Index returned just over 1.5 percent, outperforming most equity and fixed income sectors. New issuance volumes for commercial mortgage-backed securities (CMBS) were strong in 2015, with expectations that the trend would continue in 2016. Fundamentally, the CMBS sector has remained healthy.

The actions of the Federal Open Market Committee (FOMC) — including its economic forecasts and forward guidance about the much-anticipated rate increase, as well as the testing of the tool designed to help control short-term interest rates — continued to be a major focus in the money markets during the reporting period. For nearly the entire year, money market yields remained constrained by the FOMC's near-zero interest rate policy, as has been the case since 2009. Short-term spreads widened and rates backed up in the final months of the year, beginning in November amid rising expectations for a rate hike in December, and continuing to widen in December, as the Committee announced a 25 basis point increase to its target federal funds rate. The Committee also continued to emphasize that its stance remains accommodative, with future policy rate increases applied gradually and informed by incoming data.

i  Yields and yield spreads data from Bloomberg L.P.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of December 31, 2015, Variable Investment Series – Money Market Portfolio had net assets of approximately $51.4 million with an average portfolio maturity of 9 days. For the seven-day period ended December 31, 2015, the Portfolio's Class X shares provided an effective annualized yield of 0.01% (subsidized) and -0.99% (non-subsidized) and a current yield of 0.01% (subsidized) and -1.00% (non-subsidized), while its 30-day moving average yield for December 31, 2015 was 0.01% (subsidized) and -1.05% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the 12-month period ended December 31, 2015, the Portfolio's Class X shares returned 0.01%. Past performance is no guarantee of future results.

For the seven-day period ended December 31, 2015, the Portfolio's Class Y shares provided an effective annualized yield of 0.01% (subsidized) and -1.24% (non-subsidized) and a current yield of 0.01% (subsidized) and -1.25% (non-subsidized), while its 30-day moving average yield for December 31, 2015 was 0.01% (subsidized) and -1.30% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the 12-month period ended December 31, 2015, the Portfolio's Class Y shares returned 0.01%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We remain quite comfortable in our conservative approach to managing the Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a favorable position to respond to market uncertainty. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

Limited Duration Portfolio

For the 12-month period ended December 31, 2015, Variable Investment Series – Limited Duration Portfolio Class X shares produced a total return of -0.16%, underperforming the Barclays U.S. Government/Credit Index (1-5 Year) (the "Index"), which returned 0.97%. For the same period, the Portfolio's Class Y shares returned -0.32%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio maintained a slightly lower duration, a measure of interest-rate sensitivity, than the Index using U.S. Treasury futures, which detracted from relative performance. Also dampening relative returns were the Portfolio's overweight positions in the investment grade and high yield sectors.

However, overweight positions in the securitized sector, namely in non-agency mortgage-backed securities (MBS), agency MBS and commercial mortgage-backed securities, added to relative returns, with much of the relative outperformance coming from the attractive yield offered by these sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2015
	1 Year	5 Years	10 Years	Since Inception*
Class X	–0.16%	1.48%	0.63%	1.78%
Class Y	–0.32%	1.21%	0.38%	1.44%

(1)  Ending value on December 31, 2015 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Barclays U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

Income Plus Portfolio

For the 12-month period ended December 31, 2015, Variable Investment Series – Income Plus Portfolio Class X shares produced a total return of -2.09%, underperforming the Barclays U.S. Corporate Index (the "Index"), which returned -0.68%. For the same period, the Portfolio's Class Y shares returned -2.22%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio struggled in this period's challenging conditions, ending the year with modest relative underperformance. The primary contribution to relative returns was the Portfolio's positioning within the investment grade segment of the market. Although the Portfolio had less investment grade duration risk than the Index, the Portfolio's exposure to non-financial corporates, especially those in the energy and metals subsectors, detracted from returns. The Portfolio's overweight to bonds in the financial sector contributed positively to relative returns, but the gain was unable to offset the weakness from the non-financial segment of the Portfolio.

Given weakness in the credit markets, the Portfolio's off-benchmark exposure to below investment grade rated securities also dampened

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2015
	1 Year	5 Years	10 Years	Since Inception*
Class X	–2.09%	5.02%	5.73%	6.95%
Class Y	–2.22%	4.76%	5.47%	6.02%

(1)  Ending value on December 31, 2015 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

returns. Also detracting modestly from returns was the Portfolio's underweight duration positioning, which was implemented using interest rate swaps and futures. While yields rose across some points of the yield curve, these increases were neither large enough nor fast enough to offset the cost of bearing the underweight. On the positive side, the Portfolio's off-benchmark exposure to convertible bonds benefited relative returns. While convertible bonds as an asset class did not perform particularly well in 2015, the Portfolio benefited from good sector and security selection.

While we're happy to put 2015 in the history books, these experiences have helped to make us cautiously optimistic about the year ahead. Thinking very broadly about the markets, we expect a reasonably supportive macro environment for the investment grade bond asset class. The U.S. economy appears to be strengthening, and interest rates are likely to rise slowly, which based on historical experiences is a positive technical for investment grade bonds. While credit fundamentals have been deteriorating and technical pressures are expected to remain mixed, the events of 2015 pushed spreads to wider levels, which now leave us carefully constructive on the asset class. We believe the Portfolio's current construction, with an overweight to investment grade financials over non-financials, a small duration underweight and modest exposure to high yield and convertible bonds is the prudent allocation for the year ahead.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

European Equity Portfolio

For the 12-month period ended December 31, 2015, Variable Investment Series – European Equity Portfolio Class X shares produced a total return of -5.17%, underperforming the MSCI Europe Index (the "Index"), which returned -2.84%. For the same period, the Portfolio's Class Y shares returned -5.39%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Within the Portfolio, the chief performance detractors at the sector level included our stock selection in media, capital goods, automobiles and components, and pharmaceuticals (specifically, the Portfolio's lack of exposure to a strong-performing drug maker). However, the Portfolio benefited from our stock selection in health care equipment, utilities, materials, and household and personal products. In addition, both our stock selection in and underweight allocation to the food, beverage and tobacco industry positively contributed to performance.

On a geographic basis, stock selection in the U.K. and Sweden, along with underweight allocations to Denmark and Belgium, were unfavorable to performance during the period, despite positive results from our stock selection Spain, the Netherlands and Switzerland.

2016 is likely to be another challenging year, in which the macroeconomic environment continues

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2015
	1 Year	5 Years	10 Years	Since Inception*
Class X	–5.17%	3.30%	3.34%	7.90%
Class Y	–5.39%	3.05%	3.09%	1.54%

(1)  Ending value on December 31, 2015 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1991 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

to witness sluggish growth that is mainly dependent on the actions of the central banks and policy makers. In addition, with no major elections coming up in Europe in 2016, the headline news will likely be focused on the U.S. presidential campaign and election later in the year, as well as China's economy, central bank policies around the world, and the direction of commodity prices. Despite the recent deterioration in the global outlook, we believe the case for Europe remains compelling. Compared to other major regions, European macroeconomic data generally appear to be pointing toward improvement and we consider European equity valuations to be attractive on a relative and absolute basis. Against this backdrop, we remain convinced that selecting stocks that we believe are priced at attractive valuations and capable of generating positive cash flow may continue to be the best strategy for the years ahead.

Multi Cap Growth Portfolio

For the 12-month period ended December 31, 2015, Variable Investment Series – Multi Cap Growth Portfolio Class X shares produced a total return of 8.60%, outperforming the Russell 3000® Growth Index (the "Index"), which returned 5.09%. For the same period, the Portfolio's Class Y shares returned 8.34%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2015
	1 Year	5 Years	10 Years	Since Inception*
Class X	8.60%	12.65%	9.98%	11.62%
Class Y	8.34%	12.37%	9.71%	5.27%

(1)  Ending value on December 31, 2015 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

The consumer discretionary sector contributed nearly all of the Portfolio's outperformance relative to the Index during this period. Performance was led by a holding in an online retail and cloud computing leader. The company reported strong quarterly results, with revenue and profit growth in both its core retail business and its web services business ahead of Wall Street expectations. Given its brand and scale competitive advantages, we believe the company is well positioned to continue gaining market share.

The Portfolio benefited to a much smaller degree from underweight positions in the industrials and materials sectors sector, and a lack of exposure to the energy sector. These sectors were among the weakest-performing groups in the Index.

The consumer staples sector was the largest detractor from performance, driven primarily by unfavorable stock selection and a small relative loss from an underweight to the sector. A position in a leading single-serve coffee provider was the biggest drag on results in the sector. The company's poor execution around the launch of its 2.0 coffee brewer resulted in weaker-than-expected fundamentals, and both the price point and timeline to launch its new cold beverage system had also disappointed investors. Although the shares spiked in early December on news that the company agreed to be acquired by a privately held company at an 80 percent premium, the stock detracted from performance for the period overall.

Stock selection in the health care sector was also disadvantageous to performance during the period. A specialty drug maker led the group lower, as its shares were plagued by growing drug pricing scrutiny across the industry, which we believe has largely been a function of a more politically sensitive environment ahead of the 2016 U.S. presidential elections. During October, the shares declined further due to allegations regarding its relationships and business practices with specialty pharmacies. We eliminated the position during the month, due to our assessment of the relative risk/reward profile.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series

Expense Examples ■ December 31, 2015 (unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution and services (12b-1) fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/15 – 12/31/15.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Examples ■ December 31, 2015 (unaudited) continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Class X
Actual (0.01% return)	$1,000.00	$1,000.05	$0.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.25	$0.66
Class Y
Actual (0.01% return)	$1,000.00	$1,000.05	$0.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.25	$0.66

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.13% and 0.13% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.88% and 1.13% for Class X and Class Y shares, respectively.

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Class X
Actual (-0.54% return)	$1,000.00	$994.60	$4.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04
Class Y
Actual (-0.67% return)	$1,000.00	$993.30	$6.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$6.31

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.99% and 1.24% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Class X
Actual (-1.50% return)	$1,000.00	$985.00	$3.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.73	$3.52
Class Y
Actual (-1.51% return)	$1,000.00	$984.90	$4.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.47	$4.79

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.69% and 0.94% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Examples ■ December 31, 2015 (unaudited) continued

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Class X
Actual (-9.94% return)	$1,000.00	$900.60	$4.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.09
Class Y
Actual (-10.07% return)	$1,000.00	$899.30	$5.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.36

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.35% and 1.60% for Class X and Class Y shares, respectively.

Multi Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Class X
Actual (1.02% return)	$1,000.00	$1,010.20	$2.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.33	$2.91
Class Y
Actual (0.90% return)	$1,000.00	$1,009.00	$4.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.07	$4.18

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.57% and 0.82% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ December 31, 2015

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (58.9%)
$10,290	BNP Paribas Securities Corp., (dated 12/31/15; proceeds $10,290,354; fully collateralized by various U.S. Government agency securities, 1.63% - 6.50% due 10/01/28 - 05/20/45 and a U.S. Government obligation, 0.13% due 07/15/24; valued at $10,633,713)	0.31%	01/04/16	$10,290,000
1,000	ING Financial Markets LLC, (dated 12/31/15; proceeds $1,000,024; fully collateralized by a Corporate Bond, 6.45% due 09/15/37; valued at $1,050,418)	0.22	01/04/16	1,000,000
5,000	ING Financial Markets LLC, (dated 12/28/15; proceeds $5,000,321; fully collateralized by a U.S. Government agency security, 3.50% due 10/01/42; valued at $5,150,157)	0.33	01/04/16	5,000,000
1,000	ING Financial Markets LLC, (dated 12/31/15; proceeds $1,000,039; fully collateralized by a Corporate Bond, 8.00% due 10/01/20; valued at $1,060,679)	0.35	01/04/16	1,000,000
5,000	Natixis, (dated 12/31/15; proceeds $5,000,194; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 04/21/16 - 08/31/22; valued at $5,100,001)	0.35	01/04/16	5,000,000
8,000	RBS Securities, Inc., (dated 12/31/15; proceeds $8,000,284; fully collateralized by various U.S. Government agency securities, 0.21% - 6.18% due 01/29/16 - 01/23/41; valued at $8,178,970)	0.32	01/04/16	8,000,000
	Total Repurchase Agreements (Cost $30,290,000)			30,290,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)			ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Other Repurchase Agreement (19.4%)
$10,000	Interest in $750,000,000 joint repurchase agreement, dated 12/31/15 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $750,027,500 on 01/04/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 01/20/65; valued at $772,319,593. (Cost $10,000,000)		0.33%	01/04/16	$10,000,000
		COUPON RATE(a)	DEMAND DATE(b)
	Floating Rate Notes (9.7%)
	Domestic Banks (7.8%)
2,000	JP Morgan Chase Bank NA	0.61%	03/07/16	06/07/16	2,000,000
1,000	Wells Fargo Bank NA (c)	0.60	01/20/16	06/17/16	1,000,000
1,000	Wells Fargo Bank NA	0.63	03/15/16	06/14/16	1,000,000
					4,000,000
	International Bank (1.9%)
1,000	Royal Bank of Canada	0.45	01/04/16	06/30/16	999,984
	Total Floating Rate Notes (Cost $4,999,984)				4,999,984
			ANNUALIZED YIELD ON DATE OF PURCHASE
	Time Deposits (7.8%)
	International Banks
2,000	Canadian Imperial Bank of Commerce		0.15%	01/04/16	2,000,000
2,000	National Australia Bank Ltd.		0.10	01/04/16	2,000,000
	Total Time Deposits (Cost $4,000,000)				4,000,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Extendible Floating Rate Note (2.5%)
	International Bank
$1,300	Svenska Handelsbanken AB (c) (Extendible Maturity Date 05/13/16) (Cost $1,300,000)	0.52%	01/15/16	05/13/16	$1,300,000
			ANNUALIZED YIELD ON DATE OF PURCHASE
	Commercial Paper (1.0%)
	International Bank
500	Danske Corp. (Cost $499,851)		0.32%	02/04/16	499,851
	U.S. Agency Security (0.8%)
400	Federal Home Loan Bank (Cost $399,627)		0.48	03/11/16	399,627
	Total Investments (Cost $51,489,462) (d)			100.1%	51,489,462
	Liabilities in Excess of Other Assets			(0.1)	(67,343)
	Net Assets			100.0%	$51,422,119

  (a)  Rate shown is the rate in effect at December 31, 2015.

  (b)  Date of next interest rate reset.

  (c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

MATURITY SCHEDULE† (unaudited)

1 - 30 Days	92.4%
31 - 60 Days	1.0
61 - 90 Days	6.6
100.0%

†  As a percentage of total investments.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (79.8%)
	Basic Materials (1.4%)
$175	Glencore Funding LLC (Switzerland) (a)	2.875%	04/16/20	$136,631
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	169,691
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	124,941
				431,263
	Communications (7.7%)
150	Amazon.com, Inc.	2.60	12/05/19	152,491
400	AT&T, Inc.	2.45	06/30/20	394,344
225	Baidu, Inc. (China)	3.25	08/06/18	228,085
200	CBS Corp.	2.30	08/15/19	197,950
180	Comcast Corp.	5.70	05/15/18	196,820
225	Orange SA (France)	2.75	02/06/19	228,327
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	172,290
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	124,437
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	49,764
175	Time Warner Cable, Inc.	6.75	07/01/18	191,044
225	Verizon Communications, Inc.	2.55	06/17/19	228,023
225	Viacom, Inc.	2.50	09/01/18	224,581
				2,388,156
	Consumer, Cyclical (6.3%)
175	American Honda Finance Corp., MTN (Japan)	2.45	09/24/20	175,387
175	CVS Health Corp.	1.90	07/20/18	175,004
250	Daimler Finance North America LLC (Germany) (a)	2.375	08/01/18	250,470
83	Harley-Davidson Financial Services, Inc. (a)	1.55	11/17/17	82,711
100	Harley-Davidson Financial Services, Inc. (a)	2.15	02/26/20	98,174
175	Hyundai Capital America (Korea, Republic of) (a)	2.00	03/19/18	173,013
100	Hyundai Capital America (Korea, Republic of) (a)	2.60	03/19/20	98,337
175	McDonald's Corp., MTN	2.20	05/26/20	172,008
240	Nissan Motor Acceptance Corp. (Japan) (a)	2.65	09/26/18	243,176
175	Southwest Airlines Co.	2.75	11/06/19	176,513
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40	05/22/20	187,418
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	135,736
				1,967,947
	Consumer, Non-Cyclical (14.4%)
175	AbbVie, Inc.	2.50	05/14/20	173,418
280	Actavis Funding SCS	3.00	03/12/20	280,477
150	AstraZeneca PLC (United Kingdom)	1.75	11/16/18	149,682
125	Automatic Data Processing, Inc.	2.25	09/15/20	125,555

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$150	BAT International Finance PLC (United Kingdom) (a)	2.75%		06/15/20	$150,112
175	Baxalta, Inc. (a)	2.875		06/23/20	173,008
200	Bayer US Finance LLC (Germany) (a)	2.375		10/08/19	200,233
100	Becton Dickinson and Co.	2.675		12/15/19	100,638
175	Biogen, Inc.	2.90		09/15/20	174,730
175	Celgene Corp.	2.875		08/15/20	173,867
175	EMD Finance LLC (Germany) (a)	2.40		03/19/20	170,522
210	Experian Finance PLC (United Kingdom) (a)	2.375		06/15/17	209,154
175	Gilead Sciences, Inc.	2.55		09/01/20	175,048
75	JM Smucker Co. (The)	2.50		03/15/20	74,540
150	Kroger Co. (The)	2.30		01/15/19	150,499
370	McKesson Corp.	3.25		03/01/16	371,342
50	Mead Johnson Nutrition Co.	3.00		11/15/20	50,041
175	Medtronic, Inc.	2.50		03/15/20	176,347
250	Quest Diagnostics, Inc.	2.70		04/01/19	250,112
175	Reynolds American, Inc.	2.30		06/12/18	176,203
300	Synchrony Financial	3.00		08/15/19	299,838
250	Tyson Foods, Inc.	2.65		08/15/19	250,348
150	UnitedHealth Group, Inc.	2.70		07/15/20	151,668
100	Ventas Realty LP	1.55		09/26/16	100,087
200	Wm Wrigley Jr. Co. (a)	1.40		10/21/16	199,833
					4,507,302
	Diversified (1.3%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong) (a)	1.625		10/31/17	198,494
200	LVMH Moet Hennessy Louis Vuitton SE (France) (a)	1.625		06/29/17	200,565
					399,059
	Energy (4.5%)
200	Anadarko Petroleum Corp.	5.95		09/15/16	205,546
225	DCP Midstream Operating LP	2.70		04/01/19	182,676
50	Enbridge, Inc. (Canada)	0.866	(b)	06/02/17	48,988
175	Energy Transfer Partners LP	2.50		06/15/18	167,721
175	EnLink Midstream Partners LP	2.70		04/01/19	159,793
125	Enterprise Products Operating LLC	2.55		10/15/19	119,946
200	Kinder Morgan, Inc.	3.05		12/01/19	185,270
175	Marathon Oil Corp.	2.70		06/01/20	154,461
180	Marathon Petroleum Corp.	3.50		03/01/16	180,514
					1,404,915

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Finance (33.1%)
$265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50%	06/15/16	$266,354
230	ABN Amro Bank N.V. (Netherlands) (a)	2.50	10/30/18	231,784
225	American Express Credit Corp.	2.25	08/15/19	225,156
280	Bank of America Corp., MTN	2.625	10/19/20	276,787
150	Bank of New York Mellon Corp. (The), MTN	2.45	11/27/20	149,442
250	Bank of Nova Scotia (The) (Canada)	1.70	06/11/18	249,199
210	BB&T Corp., MTN	2.25	02/01/19	210,916
100	BioMed Realty LP	2.625	05/01/19	97,244
210	BNP Paribas SA, MTN (France)	2.70	08/20/18	213,146
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	258,670
275	BPCE SA, MTN (France)	2.25	01/27/20	271,922
110	Canadian Imperial Bank of Commerce (Canada)	1.55	01/23/18	109,548
175	Capital One Financial Corp.	2.45	04/24/19	175,455
150	Citigroup, Inc.	2.05	12/07/18	149,313
250	Commonwealth Bank of Australia (Australia)	2.50	09/20/18	253,597
250	Compass Bank	1.85	09/29/17	247,968
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	117,587
250	Credit Agricole SA (France) (a)	2.125	04/17/18	250,752
250	Credit Suisse AG (Switzerland)	2.30	05/28/19	250,337
225	DBS Group Holdings Ltd. (Singapore) (a)	2.246	07/16/19	224,181
250	Discover Bank	2.00	02/21/18	248,438
205	DNB Bank ASA (Norway) (a)	3.20	04/03/17	209,025
175	ERP Operating LP	2.375	07/01/19	175,605
275	Ford Motor Credit Co., LLC	5.00	05/15/18	289,020
325	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	327,971
220	HSBC USA, Inc.	2.25	06/23/19	219,154
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	205,182
100	Jackson National Life Global Funding (a)	1.875	10/15/18	99,335
100	JPMorgan Chase & Co.	2.20	10/22/19	99,244
200	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	197,568
201	Macquarie Bank Ltd. (Australia) (a)	2.60	06/24/19	200,965
175	Metropolitan Life Global Funding I (See Note 7) (a)	2.00	04/14/20	171,528
230	Mizuho Bank Ltd. (Japan) (a)	1.85	03/21/18	228,886
150	New York Life Global Funding (a)	1.30	10/30/17	149,433
125	New York Life Global Funding (a)	1.55	11/02/18	124,033
250	Principal Financial Group, Inc.	1.85	11/15/17	250,321
150	Protective Life Global Funding (a)	2.70	11/25/20	150,017
200	QBE Insurance Group Ltd. (Australia) (a)	2.40	05/01/18	200,309
250	Santander Bank NA	2.00	01/12/18	248,283
200	Skandinaviska Enskilda Banken AB (Sweden) (a)	1.75	03/19/18	199,169

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$300	Standard Chartered PLC (United Kingdom) (a)	1.50%	09/08/17	$298,350
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	261,116
200	Swedbank AB (Sweden) (a)	1.75	03/12/18	199,212
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625	09/10/18	229,455
300	UBS AG, MTN (Switzerland)	2.375	08/14/19	299,803
150	Visa, Inc.	2.20	12/14/20	149,825
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia) (a)	2.70	09/17/19	198,526
120	Wells Fargo & Co.	2.15	01/15/19	120,723
350	Westpac Banking Corp. (Australia) (a)	1.375	05/30/18	346,060
				10,325,914
	Industrials (3.8%)
50	BAE Systems Holdings, Inc. (United Kingdom) (a)	2.85	12/15/20	49,930
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875	01/15/19	116,237
75	L-3 Communications Corp.	1.50	05/28/17	74,096
75	Lockheed Martin Corp.	2.50	11/23/20	74,640
50	Ryder System, Inc., MTN	2.65	03/02/20	49,235
150	Ryder System, Inc., MTN	5.85	11/01/16	155,520
250	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.15	05/27/20	247,878
175	Union Pacific Corp.	2.25	06/19/20	175,386
250	Waste Management, Inc.	2.60	09/01/16	251,771
				1,194,693
	Technology (2.9%)
100	Altera Corp.	2.50	11/15/18	100,886
125	Hewlett Packard Enterprise Co. (a)	3.60	10/15/20	125,421
175	Intel Corp.	2.45	07/29/20	177,116
200	Oracle Corp.	2.25	10/08/19	202,196
300	TSMC Global Ltd. (Taiwan) (a)	1.625	04/03/18	294,198
				899,817
	Utilities (4.4%)
275	Dominion Gas Holdings LLC	2.50	12/15/19	274,857
225	Engie (France) (a)	1.625	10/10/17	223,879
175	Eversource Energy	1.45	05/01/18	172,243
200	Origin Energy Finance Ltd. (Australia) (a)	3.50	10/09/18	195,154
175	Sempra Energy	2.40	03/15/20	171,685
250	Southern Co. (The)	2.15	09/01/19	245,448
100	Xcel Energy, Inc.	1.20	06/01/17	99,527
				1,382,793
	Total Corporate Bonds (Cost $25,082,666)			24,901,859

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (9.4%)
$100	American Homes 4 Rent (a)	4.691%		10/17/45	$98,007
91	CAM Mortgage LLC (a)	3.50		07/15/64	91,624
136	Capital One Multi-Asset Execution Trust	1.45		08/16/21	134,975
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	153,369
129	Colony American Homes (a)	1.40	(b)	05/17/31	127,080
230	Discover Card Execution Note Trust	0.761	(b)	07/15/21	229,902
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	384,402
100	Green Tree Agency Advance Funding Trust I (a)	3.095		10/15/48	99,059
206	Invitation Homes Trust (a)	3.101	(b)	08/17/32	203,538
	Nationstar HECM Loan Trust
94	(a)	3.00		11/25/25	94,455
81	(a)	3.844		05/25/18	80,429
208	North Carolina State Education Assistance Authority	1.12	(b)	07/25/25	204,372
64	Panhandle-Plains Higher Education Authority, Inc.	1.562	(b)	07/01/24	63,994
141	RMAT LLC (a)	4.826		06/25/35	139,809
113	SPS Servicer Advance Receivables Trust	2.92		07/15/47	112,896
88	VOLT NPL X LLC (a)	4.75		10/26/54	87,293
100	VOLT XIX LLC (a)	5.00		04/25/55	99,206
100	VOLT XXII LLC (a)	4.25		02/25/55	96,757
100	VOLT XXX LLC (a)	4.75		10/25/57	99,402
100	VOLT XXXI LLC (a)	4.50		02/25/55	97,843
199	VOLT XXXIII LLC (a)	4.25		03/25/55	192,354
42	World Omni Automobile Lease Securitization Trust	1.10		12/15/16	41,974
	Total Asset-Backed Securities (Cost $2,933,016)				2,932,740
	Mortgages - Other (4.4%)
96	CHL Mortgage Pass-Through Trust	5.50		05/25/34	98,610
115	Fannie Mae Connecticut Avenue Securities	1.572	(b)	05/25/25	115,083
	Freddie Mac Structured Agency Credit Risk Debt Notes
235		1.322	(b)	10/25/27	234,514
188		1.422	(b)	02/25/24	188,041
108	JP Morgan Mortgage Trust	2.71	(b)	07/25/35	107,837
161	Merrill Lynch Mortgage Investors Trust	2.239	(b)	12/25/34	161,375
313	New Residential Mortgage Loan Trust (a)	3.75	(b)	05/28/52- 08/25/55	319,291
165	Sequoia Mortgage Trust	1.022	(b)	08/20/34	157,021
	Total Mortgages - Other (Cost $1,386,309)				1,381,772

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Commercial Mortgage-Backed Securities (2.3%)
$187	BLCP Hotel Trust (a)	1.281	(b)%	08/15/29	$184,350
185	CDGJ Commercial Mortgage Trust (a)	1.731	(b)	12/15/27	184,285
91	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	91,644
91	Hilton USA Trust (a)	1.269	(b)	11/05/30	90,295
100	Hudsons Bay Simon JV Trust (a)	1.849	(b)	08/05/34	100,346
69	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.311	(b)	07/15/31	68,957
	Total Commercial Mortgage-Backed Securities (Cost $726,031)				719,877
	Collateralized Mortgage Obligations - Agency Collateral Series (1.3%)
137	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	157,773
	Government National Mortgage Association,
	IO
313		5.828	(b)	03/20/43	54,217
389		6.098	(b)	05/20/40	71,616
498		6.156	(b)	08/16/39	46,449
	IO PAC
579		5.748	(b)	10/20/41	69,835
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $345,728)				399,890
	Sovereign (0.8%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,428)	1.50		01/22/18	242,953
	Agency Fixed Rate Mortgages (0.4%)
	Federal National Mortgage Association, Conventional Pools:
77		6.50		01/01/32 - 11/01/33	88,214
51		7.00		12/01/31 - 06/01/32	55,866
	Total Agency Fixed Rate Mortgages (Cost $134,266)				144,080
	Short-Term Investments (1.2%)
	U.S. Treasury Security (0.6%)
201	U.S. Treasury Bill (c)(d) (Cost $200,553)	0.508		06/09/16	200,615

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015 continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (0.6%)
173	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $173,128)	$173,128
	Total Short-Term Investments (Cost $373,681)	373,743

Total Investments (Cost $31,224,125) (e)(f)	99.6%	31,096,914
Other Assets in Excess of Liabilities	0.4	121,221
Net Assets	100.0%	$31,218,135

  IO  Interest Only.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

  (c)  Rate shown is the yield to maturity at December 31, 2015.

  (d)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (e)  Securities are available for collateral in connection with open futures contracts and a swap agreement.

  (f)  At December 31, 2015, the aggregate cost for Federal income tax purposes is $31,274,112. The aggregate gross unrealized appreciation is $208,965 and the aggregate gross unrealized depreciation is $386,163 resulting in net unrealized depreciation of $177,198.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2015:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
16	Long	U.S. Treasury 2 yr. Note, Mar-16	$3,475,750	$(4,656)
10	Long	U.S. Treasury Ultra Long Bond, Mar-16	1,586,875	12,377
1	Short	U.S. Treasury 10 yr. Note, Mar-16	(125,906)	188
12	Short	U.S. Treasury 5 yr. Note, Mar-16	(1,419,844)	2,937
11	Short	U.S. Treasury Long Bond, Mar-16	(1,691,250)	(7,477)
Net Unrealized Appreciation				$3,369

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2015 continued

CREDIT DEFAULT SWAP AGREEMENT OPEN AT DECEMBER 31, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
								(unaudited)
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$250	1.00%	03/20/19	$(9,739)	$4,798	$(4,941)	BBB+

  †  Credit rating as issued by Standard & Poor's.

LONG TERM CREDIT ANALYSIS+ (unaudited)
AAA	13.0%
AA	14.7
A	41.7
BBB	26.9
Not Rated	3.7
	100.0	%++

  +  The ratings shown are based on the Portfolio's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

  ++  Does not include open long/short futures contracts with an underlying face amount of $8,299,625 with net unrealized appreciation of $3,369. Also does not include an open swap agreement with unrealized depreciation of $9,739.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (94.2%)
	Basic Materials (3.5%)
$600	Anglo American Capital PLC (United Kingdom) (a)	3.625%	05/14/20	$426,401
225	Ashland, Inc.	6.875	05/15/43	214,875
240	BHP Billiton Finance USA Ltd. (Australia)	3.85	09/30/23	227,610
225	BHP Billiton Finance USA Ltd. (Australia)	5.00	09/30/43	202,951
375	Eastman Chemical Co.	3.80	03/15/25	363,859
390	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	343,200
690	Glencore Funding LLC (Switzerland) (a)	4.125	05/30/23	509,644
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	141,140
296	Lundin Mining Corp. (Canada) (a)	7.50	11/01/20	278,240
300	LyondellBasell Industries N.V.	4.625	02/26/55	244,264
470	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	467,063
315	Southern Copper Corp. (Mexico)	7.50	07/27/35	295,915
470	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	330,899
				4,046,061
	Communications (12.7%)
725	21st Century Fox America, Inc.	4.75	09/15/44	700,023
700	Alibaba Group Holding Ltd. (China)	2.50	11/28/19	684,746
250	Amazon.com, Inc.	3.80	12/05/24	260,545
175	Amazon.com, Inc.	4.95	12/05/44	187,093
175	AT&T, Inc.	5.55	08/15/41	176,453
875	AT&T, Inc.	6.30	01/15/38	960,476
525	Baidu, Inc. (China)	2.75	06/09/19	522,899
200	Baidu, Inc. (China)	3.25	08/06/18	202,742
100	CBS Corp.	4.60	01/15/45	86,109
150	CBS Corp.	4.90	08/15/44	136,989
1,075	CCO Safari II LLC (a)	4.908	07/23/25	1,075,577
275	CCO Safari II LLC (a)	6.484	10/23/45	276,172
470	Comcast Corp.	6.40	05/15/38	584,499
251	Ctrip.com International Ltd.	1.25	10/15/18	333,202
275	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	382,147
300	DirecTV Holdings LLC/DIRECTV Financing Co., Inc.	5.15	03/15/42	280,672
340	Empresa Nacional de Telecomunicaciones SA (Chile) (a)	4.75	08/01/26	319,387
725	Motorola Solutions, Inc.	4.00	09/01/24	630,280
425	NBC Universal Media LLC	5.95	04/01/41	509,337
310	Netflix, Inc. (a)	5.50	02/15/22	319,300
350	Omnicom Group, Inc.	3.625	05/01/22	353,800
93	Omnicom Group, Inc.	3.65	11/01/24	92,293
900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25	02/21/23	877,477
200	Orange SA (France)	9.00	03/01/31	282,950

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$186	Priceline Group, Inc. (The)	0.35%	06/15/20	$222,154
	75	Priceline Group, Inc. (The)	0.90	09/15/21	75,844
	225	T-Mobile USA, Inc.	6.731	04/28/22	235,125
	330	Telefonica Europe BV (Spain)	8.25	09/15/30	432,469
	255	Telstra Corp., Ltd. (Australia) (a)	3.125	04/07/25	245,215
	410	Time Warner, Inc.	7.70	05/01/32	513,032
	425	Twitter, Inc.	0.25	09/15/19	363,109
	1,190	Verizon Communications, Inc.	4.672	03/15/55	1,037,431
	809	Verizon Communications, Inc.	5.012	08/21/54	743,710
	200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	165,464
	226	Yahoo!, Inc.	0.00	12/01/18	220,915
					14,489,636
		Consumer, Cyclical (7.2%)
	383	American Airlines Pass-Through Trust	4.00	07/15/25	386,990
	608	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	06/20/24	634,921
	395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	573,776
	425	Delphi Automotive PLC (United Kingdom)	3.15	11/19/20	424,926
	350	Dollar Tree, Inc. (a)	5.75	03/01/23	364,000
	200	Ford Motor Credit Co., LLC	3.20	01/15/21	198,876
	275	General Motors Financial Co., Inc.	4.00	01/15/25	261,394
	200	General Motors Financial Co., Inc.	4.30	07/13/25	194,312
	200	Home Depot, Inc.	3.35	09/15/25	204,620
	325	Home Depot, Inc.	5.875	12/16/36	396,890
KRW	200,000	Lotte Shopping Co., Ltd., Series LOTT (Korea, Republic of)	0.00	01/24/18	169,929
	$300	McDonald's Corp., MTN	3.70	01/30/26	300,380
	300	McDonald's Corp., MTN	4.60	05/26/45	289,786
	575	QVC, Inc.	4.375	03/15/23	546,588
	475	Restoration Hardware Holdings, Inc. (a)	0.00	06/15/19	439,969
	336	Tesla Motors, Inc.	1.25	03/01/21	309,540
	150	Tiffany & Co.	4.90	10/01/44	139,335
	220	Toll Brothers Finance Corp.	0.50	09/15/32	220,688
	833	United Airlines Pass-Through Trust, Class A	4.30	08/15/25	863,184
	375	Volkswagen Group of America Finance LLC (Germany) (a)	2.40	05/22/20	351,409
	125	Wal-Mart Stores, Inc.	5.25	09/01/35	142,657
	150	Walgreens Boots Alliance, Inc.	3.80	11/18/24	145,796
	360	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	5.50	03/01/25	322,200
	350	ZF North America Capital, Inc. (Germany) (a)	4.50	04/29/22	343,437
					8,225,603

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Non-Cyclical (13.7%)
	$225	AbbVie, Inc.	3.60%	05/14/25	$222,498
	50	AbbVie, Inc.	4.40	11/06/42	46,875
	325	AbbVie, Inc.	4.70	05/14/45	318,925
	525	Actavis Funding SCS	4.75	03/15/45	513,892
	150	Actavis Funding SCS	4.85	06/15/44	148,981
	500	ADT Corp. (The)	3.50	07/15/22	450,000
	400	Albea Beauty Holdings SA (a)	8.375	11/01/19	418,000
	365	Altria Group, Inc.	5.375	01/31/44	394,075
	244	Amgen, Inc.	5.15	11/15/41	248,597
	775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70	02/01/24	791,488
	340	Aramark Services, Inc.	5.75	03/15/20	352,325
	325	AstraZeneca PLC (United Kingdom)	6.45	09/15/37	412,310
	150	Automatic Data Processing, Inc.	3.375	09/15/25	153,098
	350	Baxalta, Inc. (a)	5.25	06/23/45	351,963
	350	Boston Scientific Corp.	3.85	05/15/25	345,052
	260	BRF SA (Brazil) (a)	3.95	05/22/23	235,950
	375	Celgene Corp.	3.875	08/15/25	374,225
	250	Cencosud SA (Chile) (a)	6.625	02/12/45	221,176
	312	EMD Finance LLC (Germany) (a)	3.25	03/19/25	296,170
	125	Gilead Sciences, Inc.	3.65	03/01/26	126,216
	75	Gilead Sciences, Inc.	4.50	02/01/45	73,538
	225	Gilead Sciences, Inc.	4.80	04/01/44	226,404
	250	GlaxoSmithKline Capital, Inc. (United Kingdom)	6.375	05/15/38	319,881
	300	HCA, Inc.	4.75	05/01/23	297,750
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	06/27/18	270,643
	$316	Illumina, Inc.	0.00	06/15/19	345,033
	300	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50	04/15/25	277,500
	300	Mead Johnson Nutrition Co.	3.00	11/15/20	300,246
	525	Medtronic, Inc.	4.625	03/15/45	542,827
	325	Novartis Capital Corp. (Switzerland)	4.40	05/06/44	340,356
	350	PepsiCo, Inc.	3.60	03/01/24	366,542
	600	Philip Morris International, Inc.	4.50	03/20/42	596,818
	875	Quest Diagnostics, Inc.	2.70	04/01/19	875,391
	225	RR Donnelley & Sons Co.	7.875	03/15/21	233,494
	800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	836,000
	98	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	99,514
	300	Transurban Finance Co. Pty Ltd. (Australia) (a)	4.125	02/02/26	295,602
	370	United Rentals North America, Inc.	5.75	11/15/24	368,150
	750	UnitedHealth Group, Inc.	2.875	03/15/23	742,747
	525	UnitedHealth Group, Inc.	3.75	07/15/25	541,859
	225	Whole Foods Market, Inc. (a)	5.20	12/03/25	225,098

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$930	WM Wrigley Jr. Co. (a)	2.90%	10/21/19	$939,427
190	Zimmer Biomet Holdings, Inc.	5.75	11/30/39	208,690
				15,745,326
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	203,500
	Energy (8.3%)
400	Anadarko Petroleum Corp.	6.45	09/15/36	386,621
675	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	635,106
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	195,140
500	BP Capital Markets PLC (United Kingdom)	3.506	03/17/25	484,764
675	Buckeye Partners LP	4.15	07/01/23	579,237
325	Carrizo Oil & Gas, Inc.	6.25	04/15/23	264,875
400	Cimarex Energy Co.	5.875	05/01/22	383,491
125	Continental Resources, Inc.	3.80	06/01/24	88,201
160	DCP Midstream LLC (a)	5.35	03/15/20	137,979
600	DCP Midstream Operating LP	3.875	03/15/23	454,246
195	Denbury Resources, Inc.	5.50	05/01/22	65,711
425	Devon Energy Corp.	4.75	05/15/42	302,689
250	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00	08/15/21	223,750
475	Energy Transfer Partners LP	6.50	02/01/42	387,390
150	EnLink Midstream Partners LP	5.60	04/01/44	104,775
250	Ensco PLC	5.75	10/01/44	165,247
600	Enterprise Products Operating LLC	5.95	02/01/41	552,838
220	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75	10/01/25	192,500
75	Kinder Morgan, Inc.	4.30	06/01/25	64,921
450	Kinder Morgan, Inc.	5.55	06/01/45	352,389
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	274,661
225	Marathon Oil Corp.	6.60	10/01/37	193,555
325	MPLX LP	4.00	02/15/25	273,653
500	Nexen Energy ULC (China)	6.40	05/15/37	560,455
200	Noble Energy, Inc.	5.05	11/15/44	162,029
275	Noble Energy, Inc.	5.875	06/01/24	263,571
100	Phillips 66 Partners LP	4.68	02/15/45	74,178
245	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	218,587
300	Rowan Cos., Inc.	5.85	01/15/44	181,488
325	SM Energy Co.	6.125	11/15/22	240,500
325	Spectra Energy Capital LLC	7.50	09/15/38	322,817
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	338,105
475	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	385,632
				9,511,101

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Finance (31.9%)
$390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00%		06/15/21	$403,694
600	ABN Amro Bank N.V. (Netherlands) (a)	4.75		07/28/25	599,190
475	ACE INA Holdings, Inc.	3.35		05/15/24	480,016
420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75		05/15/19	420,525
375	Alexandria Real Estate Equities, Inc.	3.90		06/15/23	370,959
350	Ally Financial, Inc.	4.125		03/30/20	349,125
325	American Campus Communities Operating Partnership LP	3.75		04/15/23	320,170
300	American Express Co.	3.625		12/05/24	294,158
125	American International Group, Inc.	4.50		07/16/44	116,043
375	American International Group, Inc.	4.875		06/01/22	405,537
825	Banco de Credito del Peru (Peru) (a)	6.125	(b)	04/24/27	866,250
555	Bank of America Corp.	7.75		05/14/38	755,317
220	Bank of America Corp., MTN	4.00		04/01/24	225,391
440	Bank of America Corp., MTN	4.00		01/22/25	431,537
136	Bank of America Corp., MTN	4.25		10/22/26	134,906
175	Bank of America Corp., MTN	4.75		04/21/45	168,855
375	Bank of America Corp., MTN	5.00		01/21/44	392,883
800	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21	852,000
200	BNP Paribas SA, MTN (France)	4.25		10/15/24	198,391
425	BPCE SA (France) (a)	5.15		07/21/24	429,307
936	Capital One Bank, USA NA	3.375		02/15/23	917,381
250	Capital One Financial Corp.	2.45		04/24/19	250,650
170	Citigroup, Inc.	5.50		09/13/25	184,884
170	Citigroup, Inc.	6.675		09/13/43	209,177
650	Citigroup, Inc.	8.125		07/15/39	935,200
375	CNA Financial Corp.	7.35		11/15/19	432,485
1,175	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	1,191,135
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(b)	06/30/19(c)	321,945
270	Credit Agricole SA (France) (a)	7.875	(b)	01/23/24(c)	276,942
825	Credit Suisse AG (Switzerland) (a)	6.50		08/08/23	890,835
825	DBS Group Holdings Ltd. (Singapore) (a)	2.246		07/16/19	821,995
425	Discover Bank	7.00		04/15/20	484,351
715	Discover Financial Services	3.85		11/21/22	709,537
300	Discover Financial Services	3.95		11/06/24	296,274
325	Embraer Netherlands Finance BV (Brazil)	5.05		06/15/25	296,563
450	Five Corners Funding Trust (a)	4.419		11/15/23	470,572
600	Ford Motor Credit Co., LLC	5.00		05/15/18	630,588
400	Ford Motor Credit Co., LLC	5.875		08/02/21	446,590

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,075	GE Capital International Funding Co. (a)	4.418%		11/15/35	$1,099,196
335	General Electric Capital Corp., MTN	5.875		01/14/38	410,710
500	General Motors Financial Co., Inc.	4.375		09/25/21	507,663
295	Genworth Holdings, Inc.	7.70		06/15/20	278,775
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	448,830
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,055,239
400	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	399,216
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,080,987
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	388,304
410	HSBC Finance Corp.	6.676		01/15/21	471,057
200	HSBC Holdings PLC (United Kingdom)	6.375	(b)	09/17/24(c)	197,750
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	843,939
300	Industrial & Commercial Bank of China Ltd., MTN (China)	3.231		11/13/19	305,309
400	ING Bank N.V. (Netherlands) (a)	5.80		09/25/23	435,269
200	ING Groep N.V. (Netherlands)	6.00	(b)	04/16/20(c)	201,000
420	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	450,627
500	JPMorgan Chase & Co.	3.125		01/23/25	486,969
480	JPMorgan Chase & Co.	4.95		06/01/45	481,761
650	JPMorgan Chase & Co.	5.50		10/15/40	736,946
575	LeasePlan Corp. N.V. (Netherlands) (a)	2.875		01/22/19	568,007
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	185,896
275	Lincoln National Corp.	7.00		06/15/40	346,050
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	112,103
1,000	MetLife, Inc. (See Note 7)	3.00		03/01/25	962,005
425	Principal Financial Group, Inc.	8.875		05/15/19	508,908
675	Prudential Financial, Inc.	5.625	(b)	06/15/43	691,875
135	Prudential Financial, Inc., MTN	6.625		12/01/37	165,811
775	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(b)	05/24/41	856,407
575	Realty Income Corp.	3.25		10/15/22	555,736
325	Santander UK PLC (United Kingdom) (a)	5.00		11/07/23	338,862
600	Skandinaviska Enskilda Banken AB (Sweden) (a)	2.625		11/17/20	598,555
350	TD Ameritrade Holding Corp.	3.625		04/01/25	354,593
425	Visa, Inc.	4.30		12/14/45	432,270
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia) (a)	3.25		10/05/20	326,600
575	Weingarten Realty Investors	3.375		10/15/22	561,677
284	Wells Fargo & Co.	5.606		01/15/44	316,195
450	Wells Fargo & Co., MTN	4.10		06/03/26	454,801
					36,597,256

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Industrials (6.1%)
$325	BAE Systems Holdings, Inc. (United Kingdom) (a)	3.80%		10/07/24	$323,764
377	Bombardier, Inc. (Canada) (a)	6.125		01/15/23	262,015
500	Brambles USA, Inc. (Australia) (a)	4.125		10/23/25	503,765
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	363,432
300	Caterpillar Financial Services Corp., MTN	3.25		12/01/24	297,800
330	CEVA Group PLC (United Kingdom) (a)	7.00		03/01/21	275,550
480	CRH America, Inc. (Ireland)	8.125		07/15/18	546,367
375	FedEx Corp.	3.20		02/01/25	365,450
248	General Cable Corp.	4.50	(d)	11/15/29	152,985
220	General Electric Co.	4.50		03/11/44	226,956
1,060	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,143,033
425	Lockheed Martin Corp.	3.55		01/15/26	427,372
510	MasTec, Inc.	4.875		03/15/23	443,700
700	Trinity Industries, Inc.	4.55		10/01/24	642,324
225	Tyco International Finance SA	3.90		02/14/26	225,960
748	Union Pacific Railroad Co., Pass-Through Trust	3.227		05/14/26	747,533
					6,948,006
	Technology (2.0%)
375	Citrix Systems, Inc.	0.50		04/15/19	409,687
450	Hewlett Packard Enterprise Co. (a)	4.90		10/15/25	442,123
264	Nuance Communications, Inc.	2.75		11/01/31	266,475
395	QUALCOMM, Inc.	4.80		05/20/45	351,742
300	Red Hat, Inc.	0.25		10/01/19	392,063
375	SanDisk Corp.	0.50		10/15/20	390,000
					2,252,090
	Utilities (8.6%)
400	Alabama Power Co.	3.75		03/01/45	360,292
475	Appalachian Power Co.	3.40		06/01/25	464,449
525	Boston Gas Co. (a)	4.487		02/15/42	511,716
495	CMS Energy Corp.	5.05		03/15/22	539,027
280	CMS Energy Corp.	6.25		02/01/20	317,870
275	Duke Energy Carolinas LLC	3.75		06/01/45	255,351
330	EDP Finance BV (Portugal) (a)	5.25		01/14/21	341,911
225	Enel Finance International N.V. (Italy) (a)	6.00		10/07/39	252,414
210	Enel SpA (Italy) (a)	8.75	(b)	09/24/73	239,663
225	Entergy Corp.	4.00		07/15/22	229,861
1,400	Exelon Generation Co., LLC	4.00		10/01/20	1,444,327
196	Fermaca Enterprises S de RL de CV (Mexico) (a)	6.375		03/30/38	184,090
200	GNL Quintero SA (Chile) (a)	4.634		07/31/29	189,951
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	882,144

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$275	Oncor Electric Delivery Co., LLC	2.95%	04/01/25	$258,885
325	Origin Energy Finance Ltd. (Australia) (a)	3.50	10/09/18	317,126
590	Puget Energy, Inc.	6.50	12/15/20	676,662
675	Sempra Energy	2.40	03/15/20	662,215
250	South Carolina Electric & Gas Co.	4.50	06/01/64	233,401
870	TransAlta Corp. (Canada)	4.50	11/15/22	756,887
475	Virginia Electric & Power Co., Series B	4.20	05/15/45	472,851
250	WEC Energy Group, Inc.	3.55	06/15/25	251,897
				9,842,990
	Total Corporate Bonds (Cost $110,162,809)			107,861,569
	Asset-Backed Securities (0.9%)
	CVS Pass-Through Trust
870		6.036	12/10/28	956,814
103	(a)	8.353	07/10/31	127,540
	Total Asset-Backed Securities (Cost $973,167)			1,084,354
	Sovereign (0.7%)
240	Pertamina Persero PT (Indonesia) (a)	6.45	05/30/44	209,693
550	Sinopec Group Overseas Development 2015 Ltd. (China) (a)	2.50	04/28/20	542,163
	Total Sovereign (Cost $788,460)			751,856
	Variable Rate Senior Loan Interests (1.3%)
	Consumer, Cyclical (0.6%)
278	Diamond Resorts Corp., Term Loan	5.50	03/31/16	275,658
170	Graton Economic Development Authority, Term B	4.75	01/29/16	168,690
275	Navistar International Corp., Term B	6.50	05/12/16	243,605
				687,953
	Energy (0.2%)
370	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50	01/25/16	176,824
	Industrials (0.2%)
299	Gates Global, Inc., Term B	4.25	03/31/16	281,500
	Technology (0.3%)
351	Aspect Software, Inc., Term B	7.50	02/12/16	325,237
	Total Variable Rate Senior Loan Interests (Cost $1,731,108)			1,471,514

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (1.9%)
	U.S. Treasury Security (1.2%)
$1,389	U.S. Treasury Bill (e)(f) (Cost $1,385,914)	0.508%	06/09/16	$1,386,337
NUMBER OF SHARES (000)
	Investment Company (0.7%)
855	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $854,873)			854,873
	Total Short-Term Investments (Cost $2,240,787)			2,241,210
	Total Investments (Cost $115,896,331) (g)(h)		99.0%	113,410,503
	Other Assets in Excess of Liabilities		1.0	1,137,302
	Net Assets		100.0%	$114,547,805

  MTN  Medium Term Note.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.

  (c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2015.

  (d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2015. Maturity date disclosed is the ultimate maturity date.

  (e)  Rate shown is the yield to maturity at December 31, 2015.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (g)  Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements

  (h)  At December 31, 2015, the aggregate cost for Federal income tax purposes is $116,185,964. The aggregate gross unrealized appreciation is $3,244,917 and the aggregate gross unrealized depreciation is $6,020,378 resulting in net unrealized depreciation of $2,775,461.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS OPEN AT DECEMBER 31, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC		$268,705	HKD	2,082,500	01/06/16	$5
JPMorgan Chase Bank NA	EUR	114,252		$125,233	01/06/16	1,066
JPMorgan Chase Bank NA	HKD	2,082,500		$268,695	01/06/16	(15)
UBS AG		$124,649	EUR	114,252	01/06/16	(482)
HSBC Bank PLC	HKD	2,082,500		$268,765	02/04/16	(11)
UBS AG	EUR	114,252		$124,736	02/04/16	481
Net Unrealized Appreciation						$1,044

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2015:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
92	Long	U.S. Treasury 2 yr. Note, Mar-16	$19,985,562	$(26,125)
15	Long	U.S. Treasury 5 yr. Note, Mar-16	1,774,805	(1,344)
3	Long	U.S. Treasury Long Bond, Mar-16	461,250	(4,875)
17	Short	U.S. Treasury Ultra Long Bond, Mar-16	(2,697,687)	(21,117)
156	Short	U.S. Treasury 10 yr. Note, Mar-16	(19,641,375)	39,094
Net Unrealized Depreciation				$(14,367)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2015 continued

CREDIT DEFAULT SWAP AGREEMENTS OPEN AT DECEMBER 31, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
								(unaudited)
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$845	1.00%	03/20/19	$(32,918)	$16,218	$(16,700)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.24	Buy	7,075	1.00	06/20/20	87,492	(134,154)	(46,662)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.24	Buy	3,267	5.00	06/20/20	128,039	(253,096)	(125,057)	NR
Total Credit Default Swaps		$11,187			$182,613	$(371,032)	$(188,419)

  NR  Not Rated.

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:

EUR  Euro.

HKD  Hong Kong Dollar.

KRW  South Korean Won.

LONG TERM CREDIT ANALYSIS+ (unaudited)
AAA	1.2%
AA	5.7
A	37.6
BBB	43.7
BB	6.5
B or Below	3.0
Not Rated	2.3
	100.0	%++

  +  The ratings shown are based on the Portfolio's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

  ++  Does not include open long/short futures contracts with an underlying face amount of $44,560,679 with net unrealized depreciation of $14,367. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,044. Also does not include open swap agreements with net unrealized appreciation of $182,613.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ December 31, 2015

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%) France (20.4%)
	Aerospace & Defense
12,780	Airbus Group SE	$858,094
	Banks
17,524	BNP Paribas SA	991,929
66,443	Credit Agricole SA	782,743
		1,774,672
	Electrical Equipment
13,617	Schneider Electric SE	775,296
	Hotels, Restaurants & Leisure
18,437	Accor SA	795,279
	Insurance
37,704	AXA SA	1,030,776
	Media
10,880	Publicis Groupe SA	721,609
17,853	SES SA	494,876
		1,216,485
	Multi-Utilities
38,774	Suez Environnement Co.	725,502
	Total France	7,176,104
	Germany (10.2%)
	Automobiles
8,989	Daimler AG (Registered)	750,314
	Health Care Providers & Services
11,471	Fresenius SE & Co., KGaA	820,278
	Industrial Conglomerates
8,672	Siemens AG (Registered)	841,367
	Pharmaceuticals
9,303	Bayer AG (Registered)	1,167,166
	Total Germany	3,579,125
	Ireland (2.3%)
	Construction Materials
27,557	CRH PLC	796,540
NUMBER OF SHARES		VALUE
	Italy (3.1%)
	Banks
116,526	UniCredit SpA	$641,821
	Capital Markets
17,292	Azimut Holding SpA	426,891
	Total Italy	1,068,712
	Netherlands (6.9%)
	Diversified Telecommunication Services
213,263	Koninklijke KPN N.V.	805,288
	Media
55,190	RELX N.V.	928,069
	Semiconductors & Semiconductor Equipment
7,701	ASML Holding N.V.	686,285
	Total Netherlands	2,419,642
	Spain (4.1%)
	Banks
79,200	Banco Bilbao Vizcaya Argentaria SA	577,573
	Information Technology Services
19,854	Amadeus IT Holding SA, Class A	874,236
	Total Spain	1,451,809
	Sweden (1.9%)
	Machinery
72,582	Volvo AB, Class B	670,081
	Switzerland (20.5%)
	Chemicals
1,812	Syngenta AG (Registered)	711,217
	Food Products
25,186	Nestle SA (Registered)	1,866,879
	Insurance
3,154	Zurich Insurance Group AG (a)	804,773

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ December 31, 2015 continued

NUMBER OF SHARES				VALUE
	Pharmaceuticals
18,610	Novartis AG (Registered)			$1,590,719
6,117	Roche Holding AG (Genusschein)			1,685,773
				3,276,492
	Textiles, Apparel & Luxury Goods
1,547	Swatch Group AG (The)			539,866
	Total Switzerland			7,199,227
	United Kingdom (29.1%)
	Banks
271,496	Barclays PLC			878,745
798,328	Lloyds Banking Group PLC			859,256
				1,738,001
	Household Products
12,760	Reckitt Benckiser Group PLC			1,174,544
	Insurance
45,858	Prudential PLC			1,026,665
	Oil, Gas & Consumable Fuels
202,269	BP	PL	C	1,054,012
42,201	Royal Dutch Shell PLC, Class A			948,109
				2,002,121
	Pharmaceuticals
44,369	GlaxoSmithKline PLC			896,165
	Tobacco
23,645	British American Tobacco PLC			1,313,221
18,437	Imperial Tobacco Group PLC			969,704
				2,282,925
	Wireless Telecommunication Services
344,811	Vodafone Group PLC			1,115,300
	Total United Kingdom			10,235,721
	Total Common Stocks (Cost $26,903,545)			34,596,961
NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (1.2%)
	Investment Company
416	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $416,469)	$416,469
Total Investments (Cost $27,320,014) (b)(c)	99.7%	35,013,430
Other Assets in Excess of Liabilities	0.3	110,552
Net Assets	100.0%	$35,123,982

  (a)  Non-income producing security.

  (b)  The fair value and percentage of net assets, $34,596,961 and 98.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (c)  At December 31, 2015, the aggregate cost for Federal income tax purposes is $27,744,987. The aggregate gross unrealized appreciation is $9,550,048 and the aggregate gross unrealized depreciation is $2,281,605 resulting in net unrealized appreciation of $7,268,443.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments ■ December 31, 2015

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$5,339,823	15.3%
Banks	4,732,067	13.5
Insurance	2,862,214	8.2
Tobacco	2,282,925	6.5
Media	2,144,554	6.1
Oil, Gas & Consumable Fuels	2,002,121	5.7
Food Products	1,866,879	5.3
Household Products	1,174,544	3.4
Wireless Telecommunication Services	1,115,300	3.2
Information Technology Services	874,236	2.5
Aerospace & Defense	858,094	2.5
Industrial Conglomerates	841,367	2.4
Health Care Providers & Services	820,278	2.3
Diversified Telecommunication Services	805,288	2.3
INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Construction Materials	$796,540	2.3%
Hotels, Restaurants & Leisure	795,279	2.3
Electrical Equipment	775,296	2.2
Automobiles	750,314	2.1
Multi-Utilities	725,502	2.1
Chemicals	711,217	2.0
Semiconductors & Semiconductor Equipment	686,285	2.0
Machinery	670,081	1.9
Textiles, Apparel & Luxury Goods	539,866	1.5
Capital Markets	426,891	1.2
Investment Company	416,469	1.2
	$35,013,430	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ December 31, 2015

NUMBER OF SHARES		VALUE
	Common Stocks (90.5%)
	Aerospace & Defense (1.0%)
77,187	BWX Technologies, Inc.	$2,452,231
	Automobiles (3.9%)
38,872	Tesla Motors, Inc. (a)(b)	9,329,669
	Beverages (3.1%)
49,513	Monster Beverage Corp. (b)	7,375,456
	Biotechnology (0.9%)
12,482	Alnylam Pharmaceuticals, Inc. (b)	1,175,056
30,056	Intrexon Corp. (a)(b)	906,188
		2,081,244
	Consumer Finance (0.7%)
156,428	LendingClub Corp. (b)	1,728,529
	Electrical Equipment (0.5%)
23,473	SolarCity Corp. (a)(b)	1,197,592
	Food Products (2.8%)
84,520	Mead Johnson Nutrition Co.	6,672,854
	Health Care Equipment & Supplies (3.9%)
16,926	Intuitive Surgical, Inc. (b)	9,244,304
	Health Care Technology (4.1%)
61,121	athenahealth, Inc. (b)	9,838,647
	Information Technology Services (7.5%)
111,741	Mastercard, Inc., Class A	10,879,104
93,324	Visa, Inc., Class A	7,237,276
		18,116,380
	Internet & Catalog Retail (16.2%)
33,328	Amazon.com, Inc. (b)	22,526,062
80,362	JD.com, Inc. ADR (China) (b)	2,592,880
57,286	Netflix, Inc. (b)	6,552,372
5,705	Priceline Group, Inc. (The) (b)	7,273,590
		38,944,904
NUMBER OF SHARES		VALUE
	Internet Software & Services (21.2%)
33,488	Alibaba Group Holding Ltd. ADR (China) (b)	$2,721,570
15,510	Alphabet, Inc., Class C (b)	11,770,229
189,180	Facebook, Inc., Class A (b)	19,799,579
43,468	LinkedIn Corp., Class A (b)	9,783,777
291,270	Twitter, Inc. (b)	6,739,988
		50,815,143
	Life Sciences Tools & Services (5.0%)
62,433	Illumina, Inc. (b)	11,983,702
	Machinery (0.9%)
144,845	Manitowoc Co., Inc. (The)	2,223,371
	Media (1.4%)
25,251	Naspers Ltd., Class N (South Africa)	3,452,450
	Pharmaceuticals (3.1%)
156,255	Zoetis, Inc.	7,487,740
	Software (8.7%)
25,510	Mobileye N.V. (a)(b)	1,078,563
99,031	Salesforce.com, Inc. (b)	7,764,030
111,328	Splunk, Inc. (b)	6,547,200
69,092	Workday, Inc., Class A (b)	5,505,250
		20,895,043
	Tech Hardware, Storage & Peripherals (5.6%)
128,352	Apple, Inc.	13,510,332
	Total Common Stocks (Cost $124,089,846)	217,349,591
	Preferred Stocks (4.8%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (b)(c)(d)(e) (acquisition cost - $436,567; acquired 12/22/15)	436,567

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ December 31, 2015 continued

NUMBER OF SHARES		VALUE
	Hotels, Restaurants & Leisure (0.9%)
114,561	Blue Bottle Coffee, Inc., Series B (b)(c)(d)(e) (acquisition cost - $1,657,606; acquired 01/24/14)	$2,134,271
	Internet & Catalog Retail (2.5%)
42,717	Airbnb, Inc., Series D (b)(c)(d)(e) (acquisition cost - $1,739,139; acquired 04/16/14)	3,573,277
50,711	Uber Techonologies, Series G (b)(c)(d)(e) (acquisition cost - $2,473,289; acquired 12/03/15)	2,473,289
		6,046,566
	Life Sciences Tools & Services (0.9%)
627,809	10X Genomics, Inc., Series B (b)(c)(d)(e) (acquisition cost - $2,052,935; acquired 12/19/14)	2,147,107
	Software (0.3%)
141,612	Lookout, Inc., Series F (b)(c)(d)(e) (acquisition cost - $1,617,648; acquired 06/17/14)	846,840
	Total Preferred Stocks (Cost $9,977,184)	11,611,351
NOTIONAL AMOUNT
	Call Option Purchased (0.3%)
	Foreign Currency Option
33,880,017	USD/CNY June 2016 @ CNY 6.70 (Cost $131,898)	584,430
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (9.6%) Securities held as Collateral on Loaned Securities (4.9%)
	Investment Company (4.2%)
9,960	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 7)	$9,960,365
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.7%)
$429	Barclays Capital, Inc. (0.32%, dated 12/31/15, due 01/04/16; proceeds $429,481; fully collateralized by a U.S. Government obligation; 2.00% due 11/30/22; valued at $438,055)	429,466
1,248	Merrill Lynch & Co., Inc. (0.31%, dated 12/31/15, due 01/04/16; proceeds $1,248,178; fully collateralized by a U.S. Government agency security; 4.00% due 11/20/45; valued at $1,273,098)	1,248,135
		1,677,601
	Total Securities held as Collateral on Loaned Securities (Cost $11,637,966)	11,637,966

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ December 31, 2015 continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (4.7%)
11,400	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $11,400,353)	$11,400,353
	Total Short-Term Investments (Cost $23,038,319)	23,038,319
Total Investments (Cost $157,237,247) (f)(g)	105.2%	252,583,691
Liabilities in Excess of Other Assets	(5.2)	(12,384,719)
Net Assets	100.0%	$240,198,972

  ADR  American Depositary Receipt.

  (a)  All or a portion of this security was on loan at December 31, 2015.

  (b)  Non-income producing security.

  (c)  At December 31, 2015, the Portfolio held fair valued securities valued at $11,611,351, representing 4.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Illiquid security.

  (e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").

Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2015 amounts to $11,611,351 and represents 4.8% of net assets.

  (f)  The fair value and percentage of net assets, $3,452,450 and 1.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (g)  At December 31, 2015, the aggregate cost for Federal income tax purposes is $157,729,936. The aggregate gross unrealized appreciation is $101,318,816 and the aggregate gross unrealized depreciation is $6,465,061 resulting in net unrealized appreciation of $94,853,755.

Currency Abbreviations:

  CNY  Chinese Yuan Renminbi.

  USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Summary of Investments ■ December 31, 2015

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$50,815,143	21.1%
Internet & Catalog Retail	44,991,470	18.7
Software	21,741,883	9.0
Information Technology Services	18,116,380	7.5
Life Sciences Tools & Services	14,130,809	5.9
Tech Hardware, Storage & Peripherals	13,510,332	5.6
Investment Company	11,400,353	4.7
Health Care Technology	9,838,647	4.1
Automobiles	9,329,669	3.9
Health Care Equipment & Supplies	9,244,304	3.8
Pharmaceuticals	7,487,740	3.1
Beverages	7,375,456	3.1
INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Food Products	$6,672,854		2.8%
Media	3,452,450		1.4
Aerospace & Defense	2,452,231		1.0
Machinery	2,223,371		0.9
Hotels, Restaurants & Leisure	2,134,271		0.9
Biotechnology	2,081,244		0.9
Consumer Finance	1,728,529		0.7
Electrical Equipment	1,197,592		0.5
Other	584,430		0.2
Electronic Equipment, Instruments & Components	436,567		0.2
	$240,945,725	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

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Morgan Stanley Variable Investment Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2015

	Money Market	Limited Duration	Income Plus
Assets:
Investments in securities, at value*	$51,489,462 (1)	$30,752,258	$111,593,625
Investment in affiliate, at value**	—	344,656	1,816,878
Total investments in securities, at value	51,489,462	31,096,914	113,410,503
Unrealized appreciation on open foreign currency forward exchange contracts	—	—	1,552
Cash	9,447	2,094	38,080
Receivable for:
Interest	3,432	167,005	1,270,173
Foreign withholding taxes reclaimed	—	—	1,715
Dividends	—	—	—
Premium paid on open swap agreements	—	4,798	16,218
Interest and dividends from affiliate	—	834	10,240
Shares of beneficial interest sold	9,683	—	1,030
Investments sold	—	—	1,202
Variation margin on open futures contracts	—	3,271	—
Variation margin on open swap agreements	—	—	756
Due from Adviser	24,373	—	—
Prepaid expenses and other assets	7,540	3,234	9,615
Total Assets	51,543,937	31,278,150	114,761,084
Liabilities:
Collateral on securities loaned, at value	—	—	—
Unrealized depreciation on open swap agreements	—	9,739	32,918
Unrealized depreciation on open foreign currency forward exchange contracts	—	—	508
Due to broker	—	—	—
Payable for:
Shares of beneficial interest redeemed	80,541	1,856	9,668
Advisory fee	—	7,945	41,228
Variation margin on open futures contracts	—	—	55,729
Distribution fee (Class Y)	—	5,209	12,232
Administration fee	—	2,129	7,871
Transfer agent fee	528	511	521
Accrued expenses and other payables	40,749	32,626	52,604
Total Liabilities	121,818	60,015	213,279
Net Assets	$51,422,119	$31,218,135	$114,547,805
Composition of Net Assets:
Paid-in-capital	$51,427,115	$57,596,729	$110,483,796
Net unrealized appreciation (depreciation)	—	(133,581)	(2,316,538)
Accumulated undistributed net investment income (net investment loss)	(3,727)	391,181	3,958,506
Accumulated net realized gain (loss)	(1,269)	(26,636,194)	2,422,041
Net Assets	$51,422,119	$31,218,135	$114,547,805
* Cost	$51,489,462	$30,876,765	$114,054,208
** Affiliated Cost	$—	$347,360	$1,842,123
Class X Shares:
Net Assets	$24,177,323	$6,772,882	$57,578,503
Shares Outstanding (unlimited shares authorized, $0.01 par value)	24,179,000	918,039	5,166,959
Net Asset Value Per Share	$1.00	$7.38	$11.14
Class Y Shares:
Net Assets	$27,244,796	$24,445,253	$56,969,302
Shares Outstanding (unlimited shares authorized, $0.01 par value)	27,247,198	3,318,984	5,124,967
Net Asset Value Per Share	$1.00	$7.37	$11.12

(1)  Including repurchase agreements of $40,290,000.

(2)  Including securities loaned at value of $11,435,606.

(3)  Including foreign currency valued at $13,376 with a cost of $13,454.

See Notes to Financial Statements

	European Equity		Multi Cap Growth
Assets:
Investments in securities, at value*	$34,596,961		$231,222,973	(2)
Investment in affiliate, at value**	416,469		21,360,718
Total investments in securities, at value	35,013,430		252,583,691
Unrealized appreciation on open foreign currency forward exchange contracts	—		—
Cash	13,376	(3)	—
Receivable for:
Interest	—		—
Foreign withholding taxes reclaimed	121,343		—
Dividends	31,021		36,800
Premium paid on open swap agreements	—		—
Interest and dividends from affiliate	119		2,363
Shares of beneficial interest sold	—		—
Investments sold	6,189		—
Variation margin on open futures contracts	—		—
Variation margin on open swap agreements	—		—
Due from Adviser	—		—
Prepaid expenses and other assets	5,984		12,399
Total Assets	35,191,462		252,635,253
Liabilities:
Collateral on securities loaned, at value	—		11,637,966
Unrealized depreciation on open swap agreements	—		—
Unrealized depreciation on open foreign currency forward exchange contracts	—		—
Due to broker	—		590,000
Payable for:
Shares of beneficial interest redeemed	16,217		50,577
Advisory fee	15,750		76,131
Variation margin on open futures contracts	—		—
Distribution fee (Class Y)	1,460		11,145
Administration fee	2,412		16,458
Transfer agent fee	515		551
Accrued expenses and other payables	31,126		53,453
Total Liabilities	67,480		12,436,281
Net Assets	$35,123,982		$240,198,972
Composition of Net Assets:
Paid-in-capital	$35,178,038		$109,726,538
Net unrealized appreciation (depreciation)	7,682,339		95,346,444
Accumulated undistributed net investment income (net investment loss)	899,844		(24,589)
Accumulated net realized gain (loss)	(8,636,239)		35,150,579
Net Assets	$35,123,982		$240,198,972
* Cost	$26,903,545		$135,876,529
** Affiliated Cost	$416,469		$21,360,718
Class X Shares:
Net Assets	$28,348,439		$188,316,883
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,758,569		3,737,248
Net Asset Value Per Share	$16.12		$50.39
Class Y Shares:
Net Assets	$6,775,543		$51,882,089
Shares Outstanding (unlimited shares authorized, $0.01 par value)	421,379		1,052,868
Net Asset Value Per Share	$16.08		$49.28

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the year ended December 31, 2015

	Money Market		Limited Duration	Income Plus
Net Investment Income:
Income
Interest	$117,552		$781,984	$5,365,357
Dividends†	—		—	—
Income from securities loaned - net	—		—	—
Interest and dividends from affiliates (Note 7)	—		4,471	39,592
Total Income	117,552		786,455	5,404,949
†Net of foreign withholding taxes	—		—	—
Expenses
Advisory fee (Note 4)	251,897		101,576	534,985
Professional fees	84,044		100,693	103,006
Distribution fee (Class Y shares) (Note 5)	73,404		66,005	160,061
Administration fee (Note 4)	27,989		27,087	101,902
Custodian fees	27,756		35,853	45,475
Shareholder reports and notices	8,630		9,670	13,504
Transfer agent fees and expenses (Note 6)	3,592		3,455	3,561
Trustees' fees and expenses	1,486		1,369	4,449
Other	32,877		37,699	53,196
Expenses Before Non Operating Expenses	511,675		383,407	1,020,139
Reorganization expenses	18,248		—	—
Total Expenses	529,923		383,407	1,020,139
Less: amounts waived	(417,969	)(4)	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	—		(500)	(1,807)
Net Expenses	111,954		382,907	1,018,332
Net Investment Income (Loss)	5,598		403,548	4,386,617
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	94		(30,814)	2,920,491
Investments in affiliates (Note 7)	—		3,317	147,000
Futures contracts	—		(18,785)	656,495
Swap agreements	—		(220,831)	(1,518,934)
Foreign currency forward exchange contracts	—		—	53,690
Foreign currency translation	—		—	(6,970)
Net Realized Gain (Loss)	94		(267,113)	2,251,772
Change in Unrealized Appreciation (Depreciation) on:
Investments	—		(319,542)	(9,355,159)
Investments in affiliates (Note 7)	—		(2,627)	(161,745)
Futures contracts	—		28,775	(129,103)
Swap agreements	—		72,071	565,441
Foreign currency forward exchange contracts	—		—	(20,933)
Foreign currency translation	—		—	7,592
Net Change in Unrealized Appreciation (Depreciation)	—		(221,323)	(9,093,907)
Net Gain (Loss)	94		(488,436)	(6,842,135)
Net Increase (Decrease)	$5,692		$(84,888)	$(2,455,518)

(4)  See Note 5.

(5)  See Note 4.

See Notes to Financial Statements

	European Equity		Multi Cap Growth
Net Investment Income:
Income
Interest	$—		$—
Dividends†	1,323,147		611,787
Income from securities loaned - net	23,635		113,581
Interest and dividends from affiliates (Note 7)	769		17,007
Total Income	1,347,551		742,375
†Net of foreign withholding taxes	107,294		1,452
Expenses
Advisory fee (Note 4)	356,722		1,061,561
Professional fees	88,771		99,499
Distribution fee (Class Y shares) (Note 5)	19,926		137,598
Administration fee (Note 4)	32,802		202,202
Custodian fees	28,695		31,604
Shareholder reports and notices	11,791		29,230
Transfer agent fees and expenses (Note 6)	3,555		3,691
Trustees' fees and expenses	1,414		7,812
Other	17,244		25,661
Expenses Before Non Operating Expenses	560,920		1,598,858
Reorganization expenses	—		—
Total Expenses	560,920		1,598,858
Less: amounts waived	(130,969	)(5)	(20,571	)(5)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(433)		(9,524)
Net Expenses	429,518		1,568,763
Net Investment Income (Loss)	918,033		(826,388)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(626,446)		35,000,727
Investments in affiliates (Note 7)	—		—
Futures contracts	—		—
Swap agreements	—		—
Foreign currency forward exchange contracts	—		—
Foreign currency translation	(13,647)		(5,235)
Net Realized Gain (Loss)	(640,093)		34,995,492
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,006,982)		(12,980,644)
Investments in affiliates (Note 7)	—		—
Futures contracts	—		—
Swap agreements	—		—
Foreign currency forward exchange contracts	—		—
Foreign currency translation	(2,625)		—
Net Change in Unrealized Appreciation (Depreciation)	(2,009,607)		(12,980,644)
Net Gain (Loss)	(2,649,700)		22,014,848
Net Increase (Decrease)	$(1,731,667)		$21,188,460

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Limited Duration		Income Plus
	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,598	$6,785	$403,548	$352,903	$4,386,617	$5,034,886
Net realized gain (loss)	94	61	(267,113)	302,812	2,251,772	6,974,571
Net change in unrealized appreciation (depreciation)	—	—	(221,323)	(264,862)	(9,093,907)	(956,670)
Net Increase (Decrease)	5,692	6,846	(84,888)	390,853	(2,455,518)	11,052,787
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(2,662)	(3,152)	(98,343)	(155,915)	(2,505,911)	(3,018,703)
Class Y shares	(2,936)	(3,633)	(270,785)	(458,467)	(2,354,828)	(2,962,049)
Net realized gain
Class X shares	—	—	—	—	(39,367)	—
Class Y shares	—	—	—	—	(39,986)	—
Total Dividends and Distributions	(5,598)	(6,785)	(369,128)	(614,382)	(4,940,092)	(5,980,752)
Net Increase (decrease) from transactions in shares of beneficial interest	(8,405,922)	(13,474,244)	(4,557,775)	(5,866,557)	(15,676,984)	(23,878,164)
Net Decrease	(8,405,828)	(13,474,183)	(5,011,791)	(6,090,086)	(23,072,594)	(18,806,129)
Net Assets:
Beginning of period	59,827,947	73,302,130	36,229,926	42,320,012	137,620,399	156,426,528
End of Period	$51,422,119	$59,827,947	$31,218,135	$36,229,926	$114,547,805	$137,620,399
Accumulated Undistributed Net Investment Income (Loss)	$(3,727)	$(3,604)	$391,181	$373,998	$3,958,506	$4,763,428

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$918,033	$2,065,456	$(826,388)	$(436,456)
Net realized gain (loss)	(640,093)	4,257,032	34,995,492	44,256,463
Net change in unrealized appreciation (depreciation)	(2,009,607)	(10,780,202)	(12,980,644)	(29,486,704)
Net Increase (Decrease)	(1,731,667)	(4,457,714)	21,188,460	14,333,303
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(1,678,581)	(966,435)	—	—
Class Y shares	(371,093)	(223,195)	—	—
Net realized gain
Class X shares	—	—	(34,189,702)	(26,529,060)
Class Y shares	—	—	(9,724,711)	(7,687,678)
Total Dividends and Distributions	(2,049,674)	(1,189,630)	(43,914,413)	(34,216,738)
Net Increase (decrease) from transactions in shares of beneficial interest	(3,495,957)	(7,172,394)	5,987,420	(19,003,025)
Net Decrease	(7,277,298)	(12,819,738)	(16,738,533)	(38,886,460)
Net Assets:
Beginning of period	42,401,280	55,221,018	256,937,505	295,823,965
End of Period	$35,123,982	$42,401,280	$240,198,972	$256,937,505
Accumulated Undistributed Net Investment Income (Loss)	$899,844	$2,045,198	$(24,589)	$(23,170)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Limited Duration		Income Plus
	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014
Class X Shares
Shares
Sold	6,781,162	7,901,527	17,458	25,009	63,543	89,199
Reinvestment of dividends and distributions	2,662	3,152	13,254	20,817	225,047	257,788
Redeemed	(11,051,083)	(13,410,900)	(179,494)	(219,174)	(868,465)	(1,043,394)
Net Increase (Decrease) - Class X	(4,267,259)	(5,506,221)	(148,782)	(173,348)	(579,875)	(696,407)
Amount
Sold	$6,781,162	$7,901,527	$129,998	$188,893	$726,943	$1,058,089
Reinvestment of dividends and distributions	2,662	3,152	98,343	155,915	2,545,278	3,018,703
Redeemed	(11,051,083)	(13,410,900)	(1,339,402)	(1,652,333)	(10,134,151)	(12,342,942)
Net Increase (Decrease) - Class X	$(4,267,259)	$(5,506,221)	$(1,111,061)	$(1,307,525)	$(6,861,930)	$(8,266,150)
Class Y Shares
Shares
Sold	4,587,685	10,258,750	67,574	176,604	110,252	74,014
Reinvestment of dividends and distributions	2,936	3,633	36,494	61,211	212,118	253,383
Redeemed	(8,729,284)	(18,230,406)	(565,994)	(843,432)	(1,076,090)	(1,649,311)
Net Increase (Decrease) - Class Y	(4,138,663)	(7,968,023)	(461,926)	(605,617)	(753,720)	(1,321,914)
Amount
Sold	$4,587,685	$10,258,750	$500,857	$1,329,503	$1,244,640	$874,502
Reinvestment of dividends and distributions	2,936	3,633	270,785	458,467	2,394,814	2,962,049
Redeemed	(8,729,284)	(18,230,406)	(4,218,356)	(6,347,002)	(12,454,508)	(19,448,565)
Net Increase (Decrease) - Class Y	$(4,138,663)	$(7,968,023)	$(3,446,714)	$(4,559,032)	$(8,815,054)	$(15,612,014)

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014
Class X Shares
Shares
Sold	21,761	36,123	21,260	22,492
Reinvestment of dividends and distributions	93,775	48,105	685,439	491,006
Redeemed	(251,158)	(343,945)	(554,126)	(615,764)
Net Increase (Decrease) - Class X	(135,622)	(259,717)	152,573	(102,266)
Amount
Sold	$406,956	$706,890	$1,162,087	$1,295,711
Reinvestment of dividends and distributions	1,678,581	966,435	34,189,702	26,529,060
Redeemed	(4,537,348)	(6,713,399)	(30,442,556)	(35,562,273)
Net Increase (Decrease) - Class X	$(2,451,811)	$(5,040,074)	$4,909,233	$(7,737,502)
Class Y Shares
Shares
Sold	10,839	6,485	11,357	8,326
Reinvestment of dividends and distributions	20,755	11,132	199,114	144,424
Redeemed	(87,907)	(127,690)	(173,537)	(339,838)
Net Increase (Decrease) - Class Y	(56,313)	(110,073)	36,934	(187,088)
Amount
Sold	$194,060	$126,463	$610,883	$463,171
Reinvestment of dividends and distributions	371,093	223,195	9,724,711	7,687,678
Redeemed	(1,609,299)	(2,481,978)	(9,257,407)	(19,416,372)
Net Increase (Decrease) - Class Y	$(1,044,146)	$(2,132,320)	$1,078,187	$(11,265,523)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2015

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund applies investment company accounting and reporting guidance.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of five portfolios ("Portfolios") which commenced operations as follows:

PORTFOLIO	COMMENCEMENT OF OPERATIONS	PORTFOLIO	COMMENCEMENT OF OPERATIONS
Money Market	March 9, 1984	European Equity	March 1, 1991
Limited Duration	May 4, 1999	Multi Cap Growth	March 9, 1984
Income Plus	March 1, 1987

Each Portfolio is classified as diversified. On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). Each Portfolio currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.
Limited Duration	Seeks to provide a high level of current income, consistent with the preservation of capital.
Income Plus

Seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.

European Equity	Seeks to maximize the capital appreciation of its investments.
Multi Cap Growth

Seeks, as its primary objective, growth of capital through investments in common stocks of companies believed by the "Adviser" Morgan Stanley Investment Management Inc. to have potential for superior growth. As a secondary objective, the Portfolio seeks income but only when consistent with its primary objective.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees") or quotes from a broker or dealer; (7) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (8) when market quotations are not readily available, including circumstances under which the Adviser or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Certain Portfolios may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Portfolio will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

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—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

F. Restricted Securities — Certain Portfolios may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

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G. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

H. Securities Lending — Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations.

A Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2015.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
Multi Cap Growth	$11,435,606	(a)	—	$(11,435,606	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of $11,637,966, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase

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Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2015.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF DECEMBER 31, 2015
PORTFOLIO	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Multi Cap Growth
Securities Lending Transactions
Common Stocks	$11,637,966	$—	$—	$—	$11,637,966
Total Borrowings	$11,637,966	$—	$—	$—	$11,637,966
Gross amount of recognized liabilities for securities lending transactions					$11,637,966

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually (except for Money Market, which declares and pays daily). Net realized capital gains, if any, are distributed at least annually.

J. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

L. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.

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ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of December 31, 2015.

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$30,290,000	$—	$30,290,000
Other Repurchase Agreement	—	10,000,000	—	10,000,000
Floating Rate Notes	—	4,999,984	—	4,999,984
Time Deposits	—	4,000,000	—	4,000,000
Extendible Floating Rate Note	—	1,300,000	—	1,300,000
Commercial Paper	—	499,851	—	499,851
U.S. Agency Security	—	399,627	—	399,627
Total Assets	$—	$51,489,462	$—	$51,489,462

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$24,901,859	$—	$24,901,859
Asset-Backed Securities	—	2,932,740	—	2,932,740
Mortgages — Other	—	1,381,772	—	1,381,772
Commercial Mortgage-Backed Securities	—	719,877	—	719,877
Collateralized Mortgage Obligations — Agency Collateral Series	—	399,890	—	399,890
Sovereign	—	242,953	—	242,953
Agency Fixed Rate Mortgages	—	144,080	—	144,080
Total Fixed Income Securities	—	30,723,171	—	30,723,171
Short-Term Investments
U.S. Treasury Security	—	200,615	—	200,615
Investment Company	173,128	—	—	173,128
Total Short-Term Investments	173,128	200,615	—	373,743
Futures Contracts	15,502	—	—	15,502
Total Assets	188,630	30,923,786	—	31,112,416
Liabilities:
Futures Contracts	(12,133)	—	—	(12,133)
Credit Default Swap Agreement	—	(9,739)	—	(9,739)
Total Liabilities	(12,133)	(9,739)	—	(21,872)
Total	$176,497	$30,914,047	$—	$31,090,544
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$107,861,569	$—	$107,861,569
Asset-Backed Securities	—	1,084,354	—	1,084,354
Sovereign	—	751,856	—	751,856
Variable Rate Senior Loan Interests	—	1,471,514	—	1,471,514
Total Fixed Income Securities	—	111,169,293	—	111,169,293

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short-Term Investments
U.S. Treasury Security	$—	$1,386,337	$—	$1,386,337
Investment Company	854,873	—	—	854,873
Total Short-Term Investments	854,873	1,386,337	—	2,241,210
Foreign Currency Forward Exchange Contracts	—	1,552	—	1,552
Futures Contract	39,094	—	—	39,094
Credit Default Swap Agreements	—	215,531	—	215,531
Total Assets	893,967	112,772,713	—	113,666,680
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(508)	—	(508)
Futures Contracts	(53,461)	—	—	(53,461)
Credit Default Swap Agreement	—	(32,918)	—	(32,918)
Total Liabilities	(53,461)	(33,426)	—	(86,887)
Total	$840,506	$112,739,287	$—	$113,579,793
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$858,094	$—	$858,094
Automobiles	—	750,314	—	750,314
Banks	—	4,732,067	—	4,732,067
Capital Markets	—	426,891	—	426,891
Chemicals	—	711,217	—	711,217
Construction Materials	—	796,540	—	796,540
Diversified Telecommunication Services	—	805,288	—	805,288
Electrical Equipment	—	775,296	—	775,296
Food Products	—	1,866,879	—	1,866,879
Health Care Providers & Services	—	820,278	—	820,278
Hotels, Restaurants & Leisure	—	795,279	—	795,279
Household Products	—	1,174,544	—	1,174,544
Industrial Conglomerates	—	841,367	—	841,367
Information Technology Services	—	874,236	—	874,236
Insurance	—	2,862,214	—	2,862,214
Machinery	—	670,081	—	670,081
Media	—	2,144,554	—	2,144,554
Multi-Utilities	—	725,502	—	725,502
Oil, Gas & Consumable Fuels	—	2,002,121	—	2,002,121

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Pharmaceuticals	$—	$5,339,823	$—	$5,339,823
Semiconductors & Semiconductor Equipment	—	686,285	—	686,285
Textiles, Apparel & Luxury Goods	—	539,866	—	539,866
Tobacco	—	2,282,925	—	2,282,925
Wireless Telecommunication Services	—	1,115,300	—	1,115,300
Total Common Stocks	—	34,596,961	—	34,596,961
Short-Term Investment
Investment Company	416,469	—	—	416,469
Total Assets	$416,469	$34,596,961	$—	$35,013,430
Multi Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$2,452,231	$—	$—	$2,452,231
Automobiles	9,329,669	—	—	9,329,669
Beverages	7,375,456	—	—	7,375,456
Biotechnology	2,081,244	—	—	2,081,244
Consumer Finance	1,728,529	—	—	1,728,529
Electrical Equipment	1,197,592	—	—	1,197,592
Food Products	6,672,854	—	—	6,672,854
Health Care Equipment & Supplies	9,244,304	—	—	9,244,304
Health Care Technology	9,838,647	—	—	9,838,647
Information Technology Services	18,116,380	—	—	18,116,380
Internet & Catalog Retail	38,944,904	—	—	38,944,904
Internet Software & Services	50,815,143	—	—	50,815,143
Life Sciences Tools & Services	11,983,702	—	—	11,983,702
Machinery	2,223,371	—	—	2,223,371
Media	—	3,452,450	—	3,452,450
Pharmaceuticals	7,487,740	—	—	7,487,740
Software	20,895,043	—	—	20,895,043
Tech Hardware, Storage & Peripherals	13,510,332	—	—	13,510,332
Total Common Stocks	213,897,141	3,452,450	—	217,349,591

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$—	$11,611,351	$11,611,351
Call Option Purchased	—	584,430	—	584,430
Short-Term Investments
Investment Company	21,360,718	—	—	21,360,718
Repurchase Agreements	—	1,677,601	—	1,677,601
Total Short-Term Investments	21,360,718	1,677,601	—	23,038,319
Total Assets	$235,257,859	$5,714,481	$11,611,351	$252,583,691

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$7,369,698
Purchases	2,909,856
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,331,797
Realized gains (losses)	—
Ending Balance	$11,611,351
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015	$1,331,797

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015. Various

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valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth

	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Electronic Equipment, Instruments & Components
Preferred Stock	$436,567	Market Transaction Method	Precedent Transaction of Preferred Stock	$23.03		$23.03		$23.03		Increase
Hotels, Restaurants & Leisure
Preferred Stock	$2,134,271	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	4.2	x	8.2	x	5.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stocks	$3,573,277	Market Transaction Method	Precedent Transaction	$93.09		$93.09		$93.09		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.1	x	17.9	x	17.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$2,473,289	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase
Life Sciences Tools & Services
Preferred Stock	$2,147,107	Discounted Cash Flow	Weighted Average Cost of Capital	32.0%		34.0%		33.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.0	x	4.8	x	4.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

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	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Software
Preferred Stock	$846,840	Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.3	x	43.5	x	12.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3. Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and

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regulations, or may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that a Portfolio used during the period and their associated risks:

Options With respect to options, certain Portfolios are subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by a Portfolio. A Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase a Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statements of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to a Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Portfolio. When options are purchased OTC, a Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Exchange Contracts In connection with their investments in foreign securities, certain Portfolios entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the

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currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the term of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain or loss. A Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed a Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with which a Portfolio has open positions in the futures contract.

Swaps A Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's

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obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, a Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

A Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. A Portfolio may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, a Portfolio would receive no benefit from the contract. As the seller in a credit default swap, a Portfolio would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to a Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers

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considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments paid or received by a Portfolio will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on a Portfolio's financial position and results of operations.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of December 31, 2015.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Limited Duration	Interest Rate Risk	Variation margin on open futures contracts	$15,502	(d)	Variation margin on open futures contracts	$(12,133	)(d)
	Credit Risk	Unrealized appreciation on open swap agreement	—		Unrealized depreciation on open swap agreement	(9,739)
			$15,502			$(21,872)

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Notes to Financial Statements ■ December 31, 2015 continued

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Income Plus	Interest Rate Risk	Variation margin on open futures contracts	$39,094	(d)	Variation margin on open futures contracts	$(53,461	)(d)
	Credit Risk	Variation margin on open swap agreements	215,531	(d)	Variation margin on open swap agreements	—
		Unrealized appreciation on open swap agreement	—		Unrealized depreciation on open swap agreement	(32,918)
	Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	1,552		Unrealized depreciation on open foreign currency forward exchange contracts	(508)
			$256,177			$(86,887)
Multi Cap Growth	Foreign Currency Risk	Investments, at Value (Call Option Purchased)	$584,430	(e)	Investments, at Value (Call Option Purchased)	$—

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statements of Assets and Liabilities.

(e)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

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Notes to Financial Statements ■ December 31, 2015 continued

The following tables set forth by primary risk exposure of each Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2015 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	CALL OPTION PURCHASED(g)	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$(18,785)	$—	$—	$(222,129)
	Credit Risk	—	—	—	1,298
	Total	$(18,785)	$—	$—	$(220,831)
Income Plus	Interest Rate Risk	$656,495	$—	$—	$(1,317,622)
	Credit Risk	—	—	—	(201,312)
	Foreign Currency Risk	—	—	53,690	—
	Total	$656,495	$—	$53,690	$(1,518,934)
Multi Cap Growth	Foreign Currency Risk	$—	$(272,731)	$—	$—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	CALL OPTION PURCHASED(f)	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Limited Duration	Interest Rate Risk	$28,775	$—	$—	$72,943
	Credit Risk	—	—	—	(872)
	Total	$28,775	$—	$—	$72,071
Income Plus	Interest Rate Risk	$(129,103)	$—	$—	$367,834
	Credit Risk	—	—	—	197,607
	Foreign Currency Risk	—	—	(20,933)	—
	Total	$(129,103)	$—	$(20,933)	$565,441
Multi Cap Growth	Foreign Currency Risk	$—	$430,717	$—	$—

(f)  Amounts are included in Investments in the Statements of Operations.

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Notes to Financial Statements ■ December 31, 2015 continued

At December 31, 2015, each Portfolio's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED
IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	DERIVATIVES(g)	ASSETS(h)		LIABILITIES(h)
Limited Duration	Swap Agreement	$—		$(9,739)
Income Plus	Foreign Currency Forward Exchange Contracts	$1,552		$(508)
	Swap Agreements	—		(32,918)
	Total	$1,552		$(33,426)
Multi Cap Growth	Call Options Purchased	$584,430	(e)	$—

(e)  Amounts are included in Investments in securities in the Statements of Assets and Liabilities.

(g)  Excludes exchange traded derivatives.

(h)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

Certain Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Portfolio's net liability may be delayed or denied.

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Notes to Financial Statements ■ December 31, 2015 continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2015.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(i)	NET AMOUNT (NOT LESS THAN $0)
Income Plus	HSBC Bank PLC	$5	$(5)	$—	$0
	JPMorgan Chase Bank NA	1,066	(15)	—	1,051
	UBS AG	481	(481)	—	0
	Total	$1,552	$(501)	$—	$1,051
Multi Cap Growth	Royal Bank of Scotland	$584,430	$—	$(584,430)	$0

(i)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS LIABILITIES DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Limited Duration	Barclays Bank PLC	$9,739	$—	$—	$9,739
Income Plus	Barclays Bank PLC	$32,918	$—	$—	$32,918
	HSBC Bank PLC	11	(5)	—	6
	JPMorgan Chase Bank NA	15	(15)	—	0
	UBS AG	482	(481)	—	1
	Total	$33,426	$(501)	$—	$32,925

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Notes to Financial Statements ■ December 31, 2015 continued

For the year ended December 31, 2015, the average monthly amount outstanding for each derivative type is as follows:

Limited Duration:
Futures Contracts:
Average monthly original value	$13,166,124
Swap Agreements:
Average monthly notional amount	$5,650,851
Income Plus:
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$918,558
Futures Contracts:
Average monthly original value	$83,736,478
Swap Agreements:
Average monthly notional amount	$43,300,488
Multi Cap Growth:
Call Option Purchased:
Average monthly notional amount	74,827,871

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser and Sub-Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; and 0.275% to the portion of the daily net assets in excess of $1.5 billion. For the year ended December 31, 2015, the advisory fee rate (net of waivers) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the year ended December 31, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Portfolio's average daily net assets.

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Notes to Financial Statements ■ December 31, 2015 continued

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion. For the year ended December 31, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.55% of the Portfolio's average daily net assets.

Multi Cap Growth — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.37% to the portion of the daily net assets in excess of $2 billion. For the year ended December 31, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.41% of the Portfolio's average daily net assets.

Under the Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser provides European Equity Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% (Money Market Portfolio's rate is 0.05%) of each Portfolio's average daily net assets.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse European Equity Portfolio so that total annual Portfolio operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2015, $130,969 of advisory fees were waived pursuant to this arrangement.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse Multi Cap Growth Portfolio so that total Portfolio operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2015, $20,571 of advisory fees were waived pursuant to this arrangement.

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Notes to Financial Statements ■ December 31, 2015 continued

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Portfolio.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

The Distributor and Adviser/Administrator have agreed to waive/reimburse all or a portion of the Money Market Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Money Market Portfolio on a daily basis. For the year ended December 31, 2015, the Distributor waived $73,404, the Adviser waived $251,897 and the Administrator waived $27,989. For the same period, the Adviser reimbursed additional expenses to the extent the Portfolio's total expenses exceeded total income on a daily basis in the amount of $64,679. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

7. Security Transactions and Transactions with Affiliates

For the year ended December 31, 2015, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
PORTFOLIO	PURCHASES	SALES	PURCHASES	SALES
Limited Duration	$317,023	$3,002,472	$12,520,724	$14,666,421
Income Plus	—	—	53,865,344	68,050,819
European Equity	—	—	8,410,598	13,141,602
Multi Cap Growth	—	—	82,641,469	123,005,286

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Notes to Financial Statements ■ December 31, 2015 continued

Each Portfolio (except Money Market) invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Portfolio due to its investment in the Liquidity Funds.

A summary of each Portfolio's transactions in shares of the Liquidity Funds during the year ended December 31, 2015 is as follows:

PORTFOLIO	VALUE DECEMBER 31, 2014	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2015
Limited Duration	$101,467	$11,907,494	$11,835,833	$838	$173,128
Income Plus	2,651,873	34,109,465	35,906,465	3,005	854,873
European Equity	369,100	7,108,469	7,061,100	769	416,469
Multi Cap Growth	11,810,239	92,473,582	82,923,103	17,007	21,360,718

For the year ended December 31, 2015, advisory fees paid were reduced by the following relating to each Portfolio's investment in the Liquidity Funds:

PORTFOLIO	ADVISORY FEE REDUCTION
Limited Duration	$500
Income Plus	1,807
European Equity	433
Multi Cap Growth	9,524

The following Portfolios had transactions with the following affiliates of the Fund:

PORTFOLIO	ISSUER	VALUE DECEMBER 31, 2014	PURCHASES AT COST	SALES	NET REALIZED GAIN	INTEREST INCOME	VALUE DECEMBER 31, 2015
Limited Duration	Metropolitan Life Global Funding I	$273,487	$174,232	$(276,881)	$3,317	$3,633	$171,528
Income Plus	MetLife Capital Trust IV	769,500	—	(780,000)	147,000	17,587	—
	MetLife, Inc.	—	987,250	—	—	19,000	962,005

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

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Notes to Financial Statements ■ December 31, 2015 continued

Aggregate pension costs for the year ended December 31, 2015, included in "Trustees' fees and expenses" in the Statements of Operations and the accrued pension liability included in "Accrued expenses and other payables" in the Statements of Assets and Liabilities are as follows:

	AGGREGATE PENSION COSTS
LIMITED DURATION	INCOME PLUS	EUROPEAN EQUITY	MULTI CAP GROWTH
$253	$1,029	$127	$1,454

	AGGREGATE PENSION LIABILITY
MONEY MARKET	LIMITED DURATION	INCOME PLUS	EUROPEAN EQUITY	MULTI CAP GROWTH
$3,271	$2,189	$8,301	$2,714	$15,963

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Federal Income Tax Status

It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Portfolios file

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Notes to Financial Statements ■ December 31, 2015 continued

tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

	2015 DISTRIBUTIONS PAID FROM:		2014 DISTRIBUTIONS PAID FROM:
PORTFOLIO	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Money Market	$5,598	$—	$6,785	$—
Limited Duration	369,128	—	614,382	—
Income Plus	4,860,741	79,353	5,980,752	—
European Equity	2,049,674	—	1,189,630	—
Multi Cap Growth	1,218,034	42,696,379	4,912,286	29,304,452

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments, expiring capital losses, net operating losses, book amortization of premium on debt securities and nondeductible expenses, resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2015:

PORTFOLIO	ACCUMULATED UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Money Market	$(123)	$123	$—
Limited Duration	(17,237)	1,080,562	(1,063,325)
Income Plus	(330,800)	330,800	—
European Equity	(13,713)	13,713	—
Multi Cap Growth	824,969	278,257	(1,103,226)

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Notes to Financial Statements ■ December 31, 2015 continued

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Money Market	$2,981	$—
Limited Duration	385,547	—
Income Plus	4,164,220	2,689,896
European Equity	904,460	—
Multi Cap Growth	—	35,643,269

At December 31, 2015, the following Portfolios had available for Federal income tax purposes unused short term and/or long term capital losses that will not expire:

PORTFOLIO	SHORT TERM LOSSES (NO EXPIRATION)	LONG TERM LOSSES (NO EXPIRATION)
Money Market	$1,269	$—
Limited Duration	153,803	330,411
European Equity	774,401	—

In addition, at December 31, 2015, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

	AMOUNTS IN THOUSANDS AVAILABLE THROUGH DECEMBER 31,
PORTFOLIO	2016	2017	2018	TOTAL
Limited Duration	$17,119	$8,980	$—	$26,099
European Equity	—	4,122	3,315	7,437

During the year ended December 31, 2015, the following Portfolios expired capital loss carryforwards for U.S. Federal income tax purposes as follows:

PORTFOLIO	EXPIRED CAPITAL LOSS CARRYFORWARDS
Limited Duration	$1,063,325

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

During the year ended December 31, 2015, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes as follows:

PORTFOLIO	UTILIZED CAPITAL LOSS CARRYFORWARDS
Money Market	$217

9. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Portfolios may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolios. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Portfolios are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Money Market Portfolio may enter into repurchase agreements under which the Portfolio sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 2015, European Equity Portfolio's investments in securities of issuers in the United Kingdom, France and Switzerland represented 29.1%, 20.4% and 20.5%, respectively of the Portfolio's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

10. Other

At December 31, 2015, certain Portfolios had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

PERCENTAGE OF OWNERSHIP
European Equity	66.49%
Multi Cap Growth	52.46

11. Money Market Fund Regulation

The SEC has adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). At this time, management is evaluating the implications of these amendments and their impact to the Money Market Portfolio's operations, financial statements and accompanying notes.

12. Subsequent Event

The Board of Trustees of the Fund approved a Plan of Liquidation with respect to the Money Market Portfolio, a series of the Fund. Subject to shareholder approval, pursuant to the Plan of Liquidation, substantially all of the assets of the Money Market Portfolio will be liquidated, known liabilities will be satisfied, the remaining proceeds will be distributed to the shareholders, and all of the issued and outstanding shares will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about April 29, 2016.

Morgan Stanley Variable Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)		TOTAL FROM INVESTMENT OPERATIONS		DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2011	$1.00	$0.000	(c)	$(0.000	)(c)	$0.000	(c)	$(0.000	)(c)	—	$(0.000	)(c)
2012	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2013	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2014	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2015	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
CLASS Y SHARES
2011	1.00	0.000	(c)	(0.000	)(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2012	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2013	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2014	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2015	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
LIMITED DURATION CLASS X SHARES
2011	7.74	0.17		0.04		0.21		(0.26)		—	(0.26)
2012	7.69	0.12		0.13		0.25		(0.23)		—	(0.23)
2013	7.71	0.10		(0.07)		0.03		(0.20)		—	(0.20)
2014	7.54	0.08		0.01		0.09		(0.14)		—	(0.14)
2015	7.49	0.10		(0.11)		(0.01)		(0.10)		—	(0.10)
CLASS Y SHARES
2011	7.72	0.15		0.04		0.19		(0.24)		—	(0.24)
2012	7.67	0.10		0.13		0.23		(0.21)		—	(0.21)
2013	7.69	0.08		(0.07)		0.01		(0.18)		—	(0.18)
2014	7.52	0.06		—		0.06		(0.11)		—	(0.11)
2015	7.47	0.08		(0.10)		(0.02)		(0.08)		—	(0.08)

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2011	$1.00	0.01%	$51,431	0.22	%(d)	0.01	%(d)	—		N/A
2012	1.00	0.01	42,267	0.27	(d)	0.01	(d)	—		N/A
2013	1.00	0.01	33,951	0.19	(d)	0.01	(d)	—		N/A
2014	1.00	0.01	28,445	0.19	(d)	0.01	(d)	—		N/A
2015	1.00	0.01	24,177	0.17	(d)	0.04	(d)	—		N/A
CLASS Y SHARES
2011	1.00	0.01	55,849	0.22	(d)	0.01	(d)	—		N/A
2012	1.00	0.01	48,565	0.27	(d)	0.01	(d)	—		N/A
2013	1.00	0.01	39,351	0.19	(d)	0.01	(d)	—		N/A
2014	1.00	0.01	31,383	0.19	(d)	0.01	(d)	—		N/A
2015	1.00	0.01	27,245	0.17	(d)	0.04	(d)	—		N/A
LIMITED DURATION CLASS X SHARES
2011	7.69	2.75	12,693	0.60	(f)	2.15	(f)	0.00	%(e)	45%
2012	7.71	3.34	10,628	0.63	(f)	1.52	(f)	0.00	(e)	58
2013	7.54	0.39	9,346	0.75	(f)	1.27	(f)	0.00	(e)	53
2014	7.49	1.13	7,986	0.80	(f)	1.09	(f)	0.00	(e)	51
2015	7.38	(0.16)	6,773	0.94	(f)	1.38	(f)	0.00	(e)	39
CLASS Y SHARES
2011	7.67	2.45	44,085	0.85	(f)	1.90	(f)	0.00	(e)	45
2012	7.69	3.05	38,736	0.88	(f)	1.27	(f)	0.00	(e)	58
2013	7.52	0.09	32,974	1.00	(f)	1.02	(f)	0.00	(e)	53
2014	7.47	0.84	28,244	1.05	(f)	0.84	(f)	0.00	(e)	51
2015	7.37	(0.32)	24,445	1.19	(f)	1.13	(f)	0.00	(e)	39

Morgan Stanley Variable Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
INCOME PLUS CLASS X SHARES
2011	$11.26	$0.57	$(0.02)	$0.55	$(0.68)	—	$(0.68)
2012	11.13	0.48	1.04	1.52	(0.68)	—	(0.68)
2013	11.97	0.45	(0.35)	0.10	(0.59)	—	(0.59)
2014	11.48	0.42	0.47	0.89	(0.51)	—	(0.51)
2015	11.86	0.42	(0.66)	(0.24)	(0.47)	$(0.01)	(0.48)
CLASS Y SHARES
2011	11.22	0.54	(0.02)	0.52	(0.65)	—	(0.65)
2012	11.09	0.45	1.04	1.49	(0.65)	—	(0.65)
2013	11.93	0.41	(0.33)	0.08	(0.56)	—	(0.56)
2014	11.45	0.39	0.45	0.84	(0.47)	—	(0.47)
2015	11.82	0.39	(0.64)	(0.25)	(0.44)	(0.01)	(0.45)
EUROPEAN EQUITY CLASS X SHARES
2011	16.05	0.41	(1.90)	(1.49)	(0.37)	—	(0.37)
2012	14.19	0.53	2.03	2.56	(0.43)	—	(0.43)
2013	16.32	0.42	3.95	4.37	(0.53)	—	(0.53)
2014	20.16	0.82	(2.61)	(1.79)	(0.48)	—	(0.48)
2015	17.89	0.41	(1.24)	(0.83)	(0.94)	—	(0.94)
CLASS Y SHARES
2011	15.98	0.37	(1.90)	(1.53)	(0.33)	—	(0.33)
2012	14.12	0.49	2.03	2.52	(0.38)	—	(0.38)
2013	16.26	0.33	3.98	4.31	(0.48)	—	(0.48)
2014	20.09	0.77	(2.60)	(1.83)	(0.43)	—	(0.43)
2015	17.83	0.37	(1.24)	(0.87)	(0.88)	—	(0.88)
MULTI CAP GROWTH CLASS X SHARES
2011	40.07	0.01	(2.70)	(2.69)	(0.07)	—	(0.07)
2012	37.31	0.20	4.40	4.60	—	(0.90)	(0.90)
2013	41.01	(0.03)	20.55	20.52	(0.20)	(0.66)	(0.86)
2014	60.67	(0.06)	3.23	3.17	—	(7.79)	(7.79)
2015	56.05	(0.15)	4.86	4.71	—	(10.37)	(10.37)

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
INCOME PLUS CLASS X SHARES
2011	$11.13	5.01%	$90,876	0.59	%(f)	5.01	%(f)	0.00	%(e)	43%
2012	11.97	14.09	86,765	0.61	(f)	4.14	(f)	0.00	(e)	68
2013	11.48	1.03	73,998	0.62	(f)	3.82	(f)	0.00	(e)	55
2014	11.86	7.79	68,129	0.64	(f)	3.52	(f)	0.00	(e)	43
2015	11.14	(2.09)	57,579	0.67	(f)	3.57	(f)	0.00	(e)	44
CLASS Y SHARES
2011	11.09	4.71	102,948	0.84	(f)	4.76	(f)	0.00	(e)	43
2012	11.93	13.82	97,579	0.86	(f)	3.89	(f)	0.00	(e)	68
2013	11.45	0.81	82,429	0.87	(f)	3.57	(f)	0.00	(e)	55
2014	11.82	7.40	69,491	0.89	(f)	3.27	(f)	0.00	(e)	43
2015	11.12	(2.22)	56,969	0.92	(f)	3.32	(f)	0.00	(e)	44
EUROPEAN EQUITY CLASS X SHARES
2011	14.19	(9.64)	41,181	1.00	(f)(g)	2.56	(f)(g)	0.00	(e)	11
2012	16.32	18.51	40,141	1.00	(f)(g)	3.50	(f)(g)	0.00	(e)	11
2013	20.16	27.50	43,414	1.00	(f)(g)	2.32	(f)(g)	0.00	(e)	10
2014	17.89	(9.14)	33,884	1.00	(f)(g)	4.17	(f)(g)	0.00	(e)	21
2015	16.12	(5.17)	28,348	1.00	(f)(g)	2.29	(f)(g)	0.00	(e)	21
CLASS Y SHARES
2011	14.12	(9.85)	11,668	1.25	(f)(g)	2.31	(f)(g)	0.00	(e)	11
2012	16.26	18.16	11,773	1.25	(f)(g)	3.25	(f)(g)	0.00	(e)	11
2013	20.09	27.20	11,807	1.25	(f)(g)	2.07	(f)(g)	0.00	(e)	10
2014	17.83	(9.37)	8,518	1.25	(f)(g)	3.92	(f)(g)	0.00	(e)	21
2015	16.08	(5.39)	6,776	1.25	(f)(g)	2.04	(f)(g)	0.00	(e)	21
MULTI CAP GROWTH CLASS X SHARES
2011	37.31	(6.74)	173,284	0.56	(f)	0.03	(f)	0.00	(e)	24
2012	41.01	12.37	164,917	0.58	(f)	0.48	(f)	0.00	(e)	44
2013	60.67	50.76	223,689	0.57	(f)	(0.06	)(f)	0.00	(e)	34
2014	56.05	5.71	200,910	0.54	(f)	(0.11	)(f)	0.00	(e)	29
2015	50.39	8.60	188,317	0.57	(f)(h)	(0.27	)(f)(h)	0.00	(e)	34

Morgan Stanley Variable Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MULTI CAP GROWTH CLASS Y SHARES
2011	$39.77	$(0.09)	$(2.68)	$(2.77)	—	—	—
2012	37.00	0.09	4.37	4.46	—	$(0.90)	$(0.90)
2013	40.56	(0.15)	20.32	20.17	$(0.11)	(0.66)	(0.77)
2014	59.96	(0.20)	3.18	2.98	—	(7.79)	(7.79)
2015	55.15	(0.28)	4.78	4.50	—	(10.37)	(10.37)

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Amount is less than $0.001.

(d)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO		NET INVESTMENT LOSS RATIO
December 31, 2015
Class X	0.82	%*	(0.61)%*
Class Y	1.07	*	(0.86)*
December 31, 2014
Class X	0.70		(0.50)
Class Y	0.95		(0.75)
December 31, 2013
Class X	0.66		(0.46)
Class Y	0.91		(0.71)
December 31, 2012
Class X	0.63		(0.35)
Class Y	0.88		(0.60)
December 31, 2011
Class X	0.60		(0.37)
Class Y	0.85		(0.62)

* Including non-operating expenses of 0.03%.

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MULTI CAP GROWTH CLASS Y SHARES
2011	$37.00	(6.97)%	$49,678	0.81	%(f)	(0.22	)%(f)	0.00	%(e)	24%
2012	40.56	12.09	45,556	0.83	(f)	0.23	(f)	0.00	(e)	44
2013	59.96	50.37	72,135	0.82	(f)	(0.31	)(f)	0.00	(e)	34
2014	55.15	5.44	56,027	0.79	(f)	(0.36	)(f)	0.00	(e)	29
2015	49.28	8.34	51,882	0.82	(f)(h)	(0.52	)(f)(h)	0.00	(e)	34

(e)  Amount is less than 0.005%.

(f)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(g)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2015
Class X	1.32%	1.97%
Class Y	1.57	1.72
December 31, 2014
Class X	1.26	3.91
Class Y	1.51	3.66
December 31, 2013
Class X	1.22	2.10
Class Y	1.47	1.85
December 31, 2012
Class X	1.22	3.28
Class Y	1.47	3.03
December 31, 2011
Class X	1.17	2.39
Class Y	1.42	2.14

(h)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2015
Class X	0.58%	(0.28)%
Class Y	0.83	(0.53)

Morgan Stanley Variable Investment Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Variable Investment Series:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley Variable Investment Series (comprising, respectively, Money Market, Limited Duration, Income Plus, European Equity and Multi Cap Growth Portfolios) (collectively, the "Portfolios") as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Morgan Stanley Variable Investment Series at December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 19, 2016

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
Frank L. Bowman (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); Formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (February 2007-December 2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the Charity, J Street Cup Golf, Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
Kathleen A. Dennis (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various nonprofit organizations.
Nancy C. Everett (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	98

Member of Virginia Commonwealth University School of Business Foundation; Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	98

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Chase College of Law Board of Visitors; formerly Member, University of Cincinnati Foundation Investment Committee; formerly, Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (73) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
Michael F. Klein (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004); and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				97	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (79) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Director	Chair of the Boards since July 2006 and Director since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006), General Partner, TriumphCapital, L.P. (private investment partnership) (1988-2013).	100	None.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Positions(s) Held with Registrant	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Director**	Other Directorships Held by Independent Director***
W. Allen Reed (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Legg Mason, Inc.; formerly Director of the Auburn University Foundation (2010-2015).
Fergus Reid (83) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	100	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

Interested Trustee:

Name, Age and Address of Interested Director	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director***
James F. Higgins (68) One New York Plaza, New York, NY 10004	Director	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	99

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

  *  This is the earliest date the Director began serving the Morgan Stanley Funds. Each Director serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2015) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Director at any time during the past five years.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (52) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex, Managing Director of the Adviser; Head of Product (since 2006).

Stefanie V. Chang Yu (49) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014); formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (50) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014); formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (50) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (48) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

Morgan Stanley Variable Investment Series

Federal Tax Notice ■ December 31, 2015 (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended December 31, 2015.

For corporate shareholders, the following percentages of dividends paid by the Portfolio qualified for the dividends received deduction.

PORTFOLIO	DIVIDENDS RECEIVED DEDUCTION %
Multi Cap Growth	63.1%

Each of the applicable Portfolios designated and paid the following amounts as a long-term capital gain distribution:

PORTFOLIO	AMOUNT
Income Plus	$79,353
Multi Cap Growth	42,696,379

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended December 31, 2015.

The European Equity Portfolio intends to pass through foreign tax credits of $49,108, and has derived income from sources within foreign countries amounting to $1,430,442.

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Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Michael E. Nugent,
Jakki L. Haussler	Chair of the Board
James F. Higgins	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid
Officers
John H. Gernon President and Principal Executive Officer
Stefanie V. Chang Yu Chief Compliance Officer
Joseph C. Benedetti Vice President
Francis J. Smith Treasurer and Principal Financial Officer
Mary E. Mullin Secretary
Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
Sub-Adviser (solely with respect to European Equity Portfolio)
Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf London, E14 4QA, England

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40113A

VARINANN
1404341 EXP 2.28.17

Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2015

	Registrant			Covered Entities(1)
Audit Fees		$218,008		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$19,500	(3)	$8,237,026	(4)
All Other Fees	$			$212,000	(5)
Total Non-Audit Fees		$19,500		$8,449,026

Total		$237,508		$8,449,026

2014

	Registrant			Covered Entities(1)
Audit Fees		$204,006		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$18,484	(3)	$8,655,656	(4)
All Other Fees	$			$285,341	(5)
Total Non-Audit Fees		$18,484		$8,940,997

Total		$222,490		$8,940,997

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2016